UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2012
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)



SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.0%
     6,168  Astronics Corp. (a)                $    215,633
     7,229  Ducommun, Inc. (a)                       86,025
     6,840  LMI Aerospace, Inc. (a)                 124,488
    38,456  Taser International, Inc. (a)           166,899
                                               ------------
                                                    593,045
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.2%
     6,044  Park-Ohio Holdings Corp. (a)            121,182
                                               ------------

            AUTO COMPONENTS -- 1.9%
    13,414  Drew Industries, Inc. (a)               366,336
    14,378  Standard Motor Products, Inc.           255,066
    17,606  Stoneridge, Inc. (a)                    174,123
    16,375  Superior Industries International,
               Inc.                                 319,968
                                               ------------
                                                  1,115,493
                                               ------------

            BIOTECHNOLOGY -- 1.2%
    64,197  Astex Pharmaceuticals (a)               119,407
    49,280  Rigel Pharmaceuticals, Inc. (a)         396,704
    32,952  SciClone Pharmaceuticals, Inc. (a)      207,927
                                               ------------
                                                    724,038
                                               ------------

            BUILDING PRODUCTS -- 0.5%
    14,201  AAON, Inc.                              286,718
                                               ------------

            CAPITAL MARKETS -- 1.5%
    13,926  Calamos Asset Management, Inc.,
               Class A                              182,570
     1,941  Diamond Hill Investment Group,
               Inc.                                 142,955
    10,509  INTL FCStone, Inc. (a)                  221,740
    13,329  Safeguard Scientifics, Inc. (a)         229,259
    22,530  SWS Group, Inc.                         128,871
                                               ------------
                                                    905,395
                                               ------------

            CHEMICALS -- 2.9%
    16,820  American Vanguard Corp.                 364,826
    34,435  Flotek Industries, Inc. (a)             413,909
     6,009  Hawkins, Inc.                           223,535
     5,578  KMG Chemicals, Inc.                     100,683
     8,872  Quaker Chemical Corp.                   350,000
    15,191  Zep, Inc.                               218,750
                                               ------------
                                                  1,671,703
                                               ------------

            COMMERCIAL BANKS -- 15.3%
    11,910  Banner Corp.                            262,377
    47,712  BBCN Bancorp, Inc. (a)                  531,035
    53,990  Boston Private Financial Holdings,
               Inc.                                 535,041
     7,616  Bryn Mawr Bank Corp.                    170,903
    19,875  Cardinal Financial Corp.                224,587
    17,317  Chemical Financial Corp.                405,910
    27,846  Citizens Republic Bancorp, Inc.
               (a)                                  434,676


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
    10,248  City Holding Co.                   $    355,811
     9,614  Community Trust Bancorp, Inc.           308,321
     9,552  Financial Institutions, Inc.            154,456
    56,321  First Busey Corp.                       278,226
     7,601  First Financial Corp.                   241,332
     9,984  First Interstate BancSystem, Inc.,
               Class A                              145,966
    12,210  Hudson Valley Holding Corp.             196,947
    14,851  Independent Bank Corp.                  426,669
    10,200  Lakeland Financial Corp.                265,506
    29,804  Oriental Financial Group, Inc.          360,628
     6,962  Republic Bancorp, Inc., Class A         166,531
    20,288  S&T Bancorp, Inc.                       440,047
    16,765  Sandy Spring Bancorp, Inc.              304,620
    10,854  Simmons First National Corp.,
               Class A                              280,359
    11,362  Southside Bancshares, Inc.              251,100
    21,872  State Bank Financial Corp. (a)          382,979
     5,876  Tompkins Financial Corp.                235,393
    19,976  TowneBank                               269,476
     9,863  Washington Trust Bancorp, Inc.          238,093
    17,218  WesBanco, Inc.                          346,771
    12,259  West Coast Bancorp (a)                  231,940
    56,400  Western Alliance Bancorp (a)            477,708
                                               ------------
                                                  8,923,408
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               4.6%
     6,273  A.T. Cross Co., Class A (a)              75,527
    40,414  Cenveo, Inc. (a)                        136,599
    56,820  EnergySolutions, Inc. (a)               278,418
    17,888  Ennis, Inc.                             282,988
    19,929  InnerWorkings, Inc. (a)                 232,173
     6,814  Intersections, Inc.                      87,083
    28,563  Metalico, Inc. (a)                      121,964
     9,275  Multi-Color Corp.                       208,780
     7,350  Schawk, Inc.                             91,948
    10,792  Standard Parking Corp. (a)              221,236
    13,502  Team, Inc. (a)                          417,887
    12,666  US Ecology, Inc.                        275,359
    14,213  Viad Corp.                              276,159
                                               ------------
                                                  2,706,121
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.5%
    10,459  Anaren, Inc. (a)                        191,922
    12,233  Black Box Corp.                         312,064
    15,514  Globecomm Systems, Inc. (a)             224,643
    29,564  Symmetricom, Inc. (a)                   170,584
                                               ------------
                                                    899,213
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMPUTERS & PERIPHERALS -- 1.0%
    37,522  China Digital TV Holding Co. Ltd.,
               ADR                             $    129,826
    10,934  Datalink Corp. (a)                      104,092
    20,166  Super Micro Computer, Inc. (a)          352,098
                                               ------------
                                                    586,016
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.2%
    25,684  Furmanite Corp. (a)                     164,891
    13,458  Layne Christensen Co. (a)               299,441
    14,115  MYR Group, Inc. (a)                     252,094
                                               ------------
                                                    716,426
                                               ------------

            CONSUMER FINANCE -- 0.6%
    34,924  Advance America Cash Advance
               Centers, Inc.                        366,353
                                               ------------

            DISTRIBUTORS -- 0.3%
    12,970  Voxx International Corp., Class A
               (a)                                  175,873
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.6%
    15,511  Lincoln Educational Services Corp.      122,692
    15,219  Universal Technical Institute,
               Inc.                                 200,739
                                               ------------
                                                    323,431
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.3%
    31,252  Alaska Communications Systems
               Group, Inc.                           96,256
    17,745  Consolidated Communications
               Holdings, Inc.                       348,334
    34,685  Premiere Global Services, Inc. (a)      313,553
                                               ------------
                                                    758,143
                                               ------------

            ELECTRIC UTILITIES -- 0.8%
     8,226  Central Vermont Public Service
               Corp.                                289,555
     7,508  Unitil Corp.                            201,440
                                               ------------
                                                    490,995
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.3%
    10,310  Coleman Cable, Inc. (a)                 100,213
    13,163  Encore Wire Corp.                       391,336
     2,349  Preformed Line Products Co.             153,860
    13,945  Vicor Corp.                             111,560
                                               ------------
                                                    756,969
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 4.4%
    10,367  Badger Meter, Inc.                      352,374
    23,752  CTS Corp.                               249,871
    12,351  Electro Rent Corp.                      227,382
    19,228  Maxwell Technologies, Inc. (a)          352,449
     9,941  Measurement Specialties, Inc. (a)       335,012


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS (CONTINUED)
    25,922  Newport Corp. (a)                  $    459,338
    13,005  Park Electrochemical Corp.              393,141
     3,131  Viasystems Group, Inc. (a)               59,427
     8,500  Vishay Precision Group, Inc. (a)        126,055
                                               ------------
                                                  2,555,049
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.1%
     5,474  Dawson Geophysical Co. (a)              188,032
    14,892  Global Geophysical Services, Inc.
               (a)                                  158,004
   108,930  Hercules Offshore, Inc. (a)             515,239
     8,589  Mitcham Industries, Inc. (a)            192,909
     8,452  Natural Gas Services Group, Inc.
               (a)                                  111,566
     9,394  Union Drilling, Inc. (a)                 52,231
                                               ------------
                                                  1,217,981
                                               ------------

            FOOD PRODUCTS -- 0.2%
    13,406  Omega Protein Corp. (a)                 102,020
                                               ------------

            GAS UTILITIES -- 0.5%
     6,617  Chesapeake Utilities Corp.              272,091
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               4.5%
    17,446  AngioDynamics, Inc. (a)                 213,713
     1,138  Atrion Corp.                            239,219
    15,412  Cantel Medical Corp.                    386,687
    16,069  Greatbatch, Inc. (a)                    394,012
     6,000  Kensey Nash Corp.                       175,560
    28,997  Merit Medical Systems, Inc. (a)         360,143
    38,164  RTI Biologics, Inc. (a)                 141,207
    25,101  Symmetry Medical, Inc. (a)              177,464
    27,264  Wright Medical Group, Inc. (a)          526,740
                                               ------------
                                                  2,614,745
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               2.7%
    13,817  Assisted Living Concepts, Inc.,
               Class A                              229,500
    16,711  Bio-Reference Laboratories, Inc.
               (a)                                  392,876
     4,692  CorVel Corp. (a)                        187,164
    12,047  Ensign Group (The), Inc.                327,196
    27,748  Metropolitan Health Networks, Inc.
               (a)                                  259,999
     8,226  U.S. Physical Therapy, Inc.             189,609
                                               ------------
                                                  1,586,344
                                               ------------

            HEALTH CARE TECHNOLOGY -- 1.5%
    16,072  Medidata Solutions, Inc. (a)            428,158
    40,900  Merge Healthcare, Inc. (a)              239,265
     7,384  Transcend Services, Inc. (a)            216,720
                                               ------------
                                                    884,143
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE --
               3.8%
    17,132  AFC Enterprises, Inc. (a)          $    290,559
       847  Biglari Holdings, Inc. (a)              341,214
    12,387  Bravo Brio Restaurant Group, Inc.
               (a)                                  247,245
    14,349  Caribou Coffee Co., Inc. (a)            267,465
    67,338  Denny's Corp. (a)                       272,045
    17,817  Ruth's Hospitality Group, Inc. (a)      135,231
    37,114  Shuffle Master, Inc. (a)                653,206
                                               ------------
                                                  2,206,965
                                               ------------

            HOUSEHOLD DURABLES -- 1.6%
    35,845  La-Z-Boy, Inc. (a)                      536,241
    13,616  Libbey, Inc. (a)                        176,191
    10,349  Universal Electronics, Inc. (a)         206,773
                                               ------------
                                                    919,205
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.4%
    23,980  Central Garden & Pet Co., Class A
               (a)                                  230,927
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.6%
     8,751  Standex International Corp.             360,454
                                               ------------

            INSURANCE -- 1.7%
    11,211  Crawford & Co., Class A                  43,723
    13,036  eHealth, Inc. (a)                       212,617
    35,322  Meadowbrook Insurance Group, Inc.       329,554
    28,626  National Financial Partners Corp.
               (a)                                  433,398
                                               ------------
                                                  1,019,292
                                               ------------

            INTERNET SOFTWARE & SERVICES -- 1.4%
    24,831  Move, Inc. (a)                          241,109
     9,346  Stamps.com, Inc. (a)                    260,566
    61,366  United Online, Inc.                     300,080
                                               ------------
                                                    801,755
                                               ------------

            IT SERVICES -- 1.1%
     6,400  Cass Information Systems, Inc.          255,680
    10,270  Computer Task Group, Inc. (a)           157,336
    14,050  Virtusa Corp. (a)                       242,644
                                               ------------
                                                    655,660
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS -- 2.2%
    17,976  JAKKS Pacific, Inc.                     313,681
    44,705  Smith & Wesson Holding Corp. (a)        346,464
    13,177  Sturm, Ruger & Co., Inc.                646,991
                                               ------------
                                                  1,307,136
                                               ------------

SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES --
               0.3%
    43,716  Affymetrix, Inc. (a)               $    186,667
                                               ------------

            MACHINERY -- 4.7%
     6,248  Alamo Group, Inc.                       187,815
    18,448  Altra Holdings, Inc. (a)                354,202
     6,257  American Railcar Industries, Inc.
               (a)                                  147,102
     5,974  Cascade Corp.                           299,417
    13,345  Columbus McKinnon Corp. (a)             217,390
    15,219  Douglas Dynamics, Inc.                  209,261
     6,830  Graham Corp.                            149,509
    19,817  John Bean Technologies Corp.            321,035
     8,250  Kadant, Inc. (a)                        196,515
     6,959  L.B. Foster Co., Class A                198,401
     7,289  Miller Industries, Inc.                 123,330
    11,727  NN, Inc. (a)                             95,692
     6,442  Twin Disc, Inc.                         168,072
     8,587  Xerium Technologies, Inc. (a)            55,386
                                               ------------
                                                  2,723,127
                                               ------------

            MEDIA -- 1.3%
     3,866  Fisher Communications, Inc. (a)         118,764
    13,007  Global Sources Ltd. (a)                  80,123
    28,197  Journal Communications, Inc.,
               Class A (a)                          158,749
    22,725  Knology, Inc. (a)                       413,595
                                               ------------
                                                    771,231
                                               ------------

            METALS & MINING -- 1.8%
    45,411  General Moly, Inc. (a)                  152,127
     3,852  Handy & Harman Ltd. (a)                  55,623
    29,975  Horsehead Holding Corp. (a)             341,415
     9,222  Metals USA Holdings Corp. (a)           132,889
     6,596  Olympic Steel, Inc.                     158,304
     4,726  Universal Stainless & Alloy
               Products, Inc. (a)                   201,895
                                               ------------
                                                  1,042,253
                                               ------------

            MULTILINE RETAIL -- 0.7%
    23,936  Fred's, Inc., Class A                   349,705
     3,827  Gordmans Stores, Inc. (a)                84,079
                                               ------------
                                                    433,784
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.3%
    95,029  Hyperdynamics Corp. (a)                 122,587
     8,102  TransMontaigne Partners L.P. (b)        281,626
    39,157  VAALCO Energy, Inc. (a)                 370,034
                                               ------------
                                                    774,247
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.1%
    10,372  Neenah Paper, Inc.                      308,463
    34,094  Wausau Paper Corp.                      319,802
                                               ------------
                                                    628,265
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PERSONAL PRODUCTS -- 0.2%
     7,083  Nature's Sunshine Products, Inc.
               (a)                             $    113,470
                                               ------------

            PHARMACEUTICALS -- 1.0%
    41,947  Corcept Therapeutics, Inc. (a)          164,851
     6,929  Hi-Tech Pharmacal Co., Inc. (a)         248,959
    12,792  Obagi Medical Products, Inc. (a)        171,413
                                               ------------
                                                    585,223
                                               ------------

            PROFESSIONAL SERVICES -- 2.8%
    29,795  CBIZ, Inc. (a)                          188,304
     9,206  CDI Corp.                               165,064
     7,467  CRA International, Inc. (a)             188,318
    13,672  ICF International, Inc. (a)             346,859
    11,021  Mistras Group, Inc. (a)                 262,520
    36,151  Navigant Consulting, Inc. (a)           502,860
                                               ------------
                                                  1,653,925
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               1.3%
    72,771  Newcastle Investment Corp.              457,002
    53,696  Resource Capital Corp.                  289,421
                                               ------------
                                                    746,423
                                               ------------

            ROAD & RAIL -- 1.4%
    15,579  Celadon Group, Inc.                     242,254
    10,563  Marten Transport Ltd.                   233,125
    14,041  Quality Distribution, Inc. (a)          193,485
     7,468  Roadrunner Transportation Systems,
               Inc. (a)                             129,570
                                               ------------
                                                    798,434
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.0%
    22,122  AXT, Inc. (a)                           140,475
    15,573  Cohu, Inc.                              177,065
    17,443  IXYS Corp. (a)                          230,247
    14,623  Nanometrics, Inc. (a)                   270,672
    41,649  Photronics, Inc. (a)                    276,966
    21,900  Rudolph Technologies, Inc. (a)          243,309
    15,382  Standard Microsystems Corp. (a)         397,932
                                               ------------
                                                  1,736,666
                                               ------------

            SOFTWARE -- 1.4%
    16,488  Kenexa Corp. (a)                        515,085
    14,561  TeleNav, Inc. (a)                       102,218
    18,955  VASCO Data Security International,
               Inc. (a)                             204,525
                                               ------------
                                                    821,828
                                               ------------

            SPECIALTY RETAIL -- 4.3%
     6,647  America's Car-Mart, Inc. (a)            292,335
     8,991  Body Central Corp. (a)                  260,919
    29,600  Casual Male Retail Group, Inc. (a)       99,456
    73,555  Charming Shoppes, Inc. (a)              433,974
     9,143  Destination Maternity Corp.             169,786


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------

            SPECIALTY RETAIL (CONTINUED)
    27,769  Hot Topic, Inc.                    $    281,855
    15,328  Lithia Motors, Inc., Class A            401,594
     6,838  Shoe Carnival, Inc. (a)                 220,320
    18,814  Stein Mart, Inc. (a)                    124,172
    62,606  Wet Seal, Inc., Class A (a)             215,991
                                               ------------
                                                  2,500,402
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               0.5%
    12,487  Movado Group, Inc.                      306,556
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 3.1%
    14,668  Berkshire Hills Bancorp, Inc.           336,190
    21,924  Dime Community Bancshares, Inc.         320,310
    88,074  Doral Financial Corp. (a)               135,634
     6,056  Federal Agricultural Mortgage
               Corp., Class C                       137,471
    21,809  Flushing Financial Corp.                293,549
     8,770  Rockville Financial, Inc.               102,170
    10,557  ViewPoint Financial Group               162,367
     7,986  Walker & Dunlop, Inc. (a)               100,624
     5,944  WSFS Financial Corp.                    243,704
                                               ------------
                                                  1,832,019
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               2.3%
     8,801  CAI International, Inc. (a)             160,002
     6,487  DXP Enterprises, Inc. (a)               282,120
    21,123  H&E Equipment Services, Inc. (a)        399,647
    11,408  Houston Wire & Cable Co.                158,457
    11,833  Titan Machinery, Inc. (a)               333,691
                                               ------------
                                                  1,333,917
                                               ------------

            WATER UTILITIES -- 0.7%
    10,732  Middlesex Water Co.                     202,728
     9,076  SJW Corp.                               218,913
                                               ------------
                                                    421,641
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES
               -- 0.4%
    15,289  USA Mobility, Inc.                      212,976
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          58,477,343
             (Cost $49,170,652) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     16,380
                                               ------------
            NET ASSETS -- 100.0%               $ 58,493,723
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,357,652 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,050,961.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 58,477,343    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.









                                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.6%
    89,264  Lockheed Martin Corp.              $  8,021,263
    87,692  Raytheon Co.                          4,628,384
                                               ------------
                                                 12,649,647
                                               ------------

            CAPITAL MARKETS -- 0.2%
    35,572  Federated Investors, Inc.,
               Class B                              797,169
                                               ------------

            CHEMICALS -- 0.3%
    20,178  Olin Corp.                              438,872
    34,471  RPM International, Inc.                 902,795
                                               ------------
                                                  1,341,667
                                               ------------

            COMMERCIAL BANKS -- 0.9%
    13,800  Bank of Hawaii Corp.                    667,230
    10,814  Community Bank System, Inc.             311,227
    22,376  CVB Financial Corp.                     262,694
    78,055  First Niagara Financial Group,
               Inc.                                 768,061
    19,508  Glacier Bancorp, Inc.                   291,450
     5,428  Park National Corp.                     375,455
    16,575  Trustmark Corp.                         414,043
    15,930  United Bankshares, Inc.                 459,740
    71,835  Valley National Bancorp                 930,263
                                               ------------
                                                  4,480,163
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.6%
     9,697  HNI Corp.                               269,092
   117,509  Pitney Bowes, Inc.                    2,065,808
   115,809  R.R. Donnelley & Sons Co.             1,434,873
   120,808  Waste Management, Inc.                4,223,448
                                               ------------
                                                  7,993,221
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.1%
    14,132  Diebold, Inc.                           544,365
                                               ------------

            CONTAINERS & PACKAGING -- 0.2%
    26,721  Sonoco Products Co.                     887,137
                                               ------------

            DISTRIBUTORS -- 0.4%
    34,240  Genuine Parts Co.                     2,148,560
                                               ------------

              DIVERSIFIED CONSUMER SERVICES --
                 0.5%
   114,146  H&R Block, Inc.                       1,879,985
     3,729  Strayer Education, Inc.                 351,570
                                               ------------
                                                  2,231,555
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 18.6%
 1,555,399  AT&T, Inc.                           48,575,111
 1,112,307  Verizon Communications, Inc.         42,523,496
                                               ------------
                                                 91,098,607
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
              ELECTRIC UTILITIES -- 14.7%
    11,046  ALLETE, Inc.                       $    458,298
   180,350  American Electric Power Co.,
               Inc.                               6,957,903
    68,977  Edison International                  2,932,212
    66,553  Entergy Corp.                         4,472,362
   271,853  Exelon Corp.                         10,659,356
   158,739  FirstEnergy Corp.                     7,236,911
    35,905  Hawaiian Electric Industries,
               Inc.                                 910,192
     5,979  MGE Energy, Inc.                        265,408
   128,837  NextEra Energy, Inc.                  7,869,364
    96,662  Pepco Holdings, Inc.                  1,825,945
    36,793  Pinnacle West Capital Corp.           1,762,385
   221,381  PPL Corp.                             6,256,227
   103,912  Progress Energy, Inc.                 5,518,766
   277,273  Southern (The) Co.                   12,457,876
    19,257  UIL Holdings Corp.                      669,373
    12,761  Unisource Energy Corp.                  466,670
    40,977  Westar Energy, Inc.                   1,144,488
                                               ------------
                                                 71,863,736
                                               ------------

            FOOD PRODUCTS -- 5.0%
    54,349  Campbell Soup Co.                     1,839,713
   117,238  ConAgra Foods, Inc.                   3,078,670
    90,118  H. J. Heinz Co.                       4,825,819
   383,002  Kraft Foods, Inc., Class A           14,557,906
                                               ------------
                                                 24,302,108
                                               ------------

            GAS UTILITIES -- 1.0%
    31,678  AGL Resources, Inc.                   1,242,411
    30,719  Atmos Energy Corp.                      966,420
     6,527  Laclede Group (The), Inc.               254,683
     7,920  Northwest Natural Gas Co.               359,568
    19,927  Piedmont Natural Gas Co., Inc.          619,132
    44,418  Questar Corp.                           855,491
    14,787  WGL Holdings, Inc.                      601,831
                                               ------------
                                                  4,899,536
                                               ------------

            HOUSEHOLD DURABLES -- 0.2%
    53,862  Leggett & Platt, Inc.                 1,239,365
                                               ------------

            HOUSEHOLD PRODUCTS -- 1.8%
   116,972  Kimberly-Clark Corp.                  8,643,061
                                               ------------

            INSURANCE -- 0.4%
     4,703  American National Insurance Co.         341,061
    32,112  Arthur J. Gallagher & Co.             1,147,683
     2,464  Harleysville Group, Inc.                142,173
    11,338  Mercury General Corp.                   495,924
                                               ------------
                                                  2,126,841
                                               ------------

            IT SERVICES -- 0.6%
   101,037  Paychex, Inc.                         3,131,137
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES        DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS --
               0.7%

    97,279  Mattel, Inc.                       $  3,274,411
                                               ------------

            METALS & MINING -- 0.6%
    74,113  Nucor Corp.                           3,183,153
                                               ------------

            MULTI-UTILITIES -- 10.7%
    35,311  Alliant Energy Corp.                  1,529,673
    20,377  Avista Corp.                            521,244
    13,192  Black Hills Corp.                       442,328
   127,557  CenterPoint Energy, Inc.              2,515,424
    91,942  Consolidated Edison, Inc.             5,371,252
   181,641  Dominion Resources, Inc.              9,301,836
    54,447  DTE Energy Co.                        2,996,218
    30,473  Integrys Energy Group, Inc.           1,614,764
    82,489  NiSource, Inc.                        2,008,607
    11,324  NorthWestern Corp.                      401,549
    29,449  NSTAR                                 1,432,105
   130,695  PG&E Corp.                            5,673,470
   177,461  Public Service Enterprise
               Group, Inc.                        5,432,081
    38,210  SCANA Corp.                           1,742,758
    55,526  Sempra Energy                         3,329,339
    76,590  TECO Energy, Inc.                     1,344,154
    29,640  Vectren Corp.                           861,338
    61,120  Wisconsin Energy Corp.                2,150,202
   144,170  Xcel Energy, Inc.                     3,816,180
                                               ------------
                                                 52,484,522
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               5.1%
   325,774  ConocoPhillips                       24,762,082
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.6%
    90,802  International Paper Co.               3,187,150
                                               ------------

            PHARMACEUTICALS -- 29.9%
   393,932  Abbott Laboratories                  24,144,092
   543,026  Bristol-Myers Squibb Co.             18,327,128
   372,116  Eli Lilly & Co.                      14,985,111
   741,480  Johnson & Johnson                    48,908,021
 1,047,779  Merck & Co., Inc.                    40,234,714
                                               ------------
                                                146,599,066
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 0.5%
    41,157  Intersil Corp., Class A                 460,958
    56,484  Microchip Technology, Inc.            2,101,205
                                               ------------
                                                  2,562,163
                                               ------------

            SPECIALTY RETAIL -- 0.1%
    40,382  American Eagle Outfitters, Inc.         694,167
                                               ------------


SHARES        DESCRIPTION                            VALUE
-----------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE -- 1.2%
   255,077  New York Community Bancorp, Inc.   $  3,548,121
    28,829  Northwest Bancshares, Inc.              366,128
   137,340  People's United Financial, Inc.       1,818,382
    14,619  Provident Financial Services, Inc.      212,414
                                               ------------
                                                  5,945,045
                                               ------------

            TOBACCO -- 1.3%
   140,527  Reynolds American, Inc.               5,823,439
     7,606  Universal Corp.                         354,439
                                               ------------
                                                  6,177,878
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
               -- 0.1%
     6,658  Watsco, Inc.                            492,958
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          489,740,470
             (Cost $461,576,216) (a)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    280,798
                                               ------------
            NET ASSETS -- 100.0%               $490,021,268
                                               ============


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,271,176 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,106,922.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $489,740,470    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AIRLINES -- 0.3%
     2,273  Spirit Airlines, Inc. (a)          $     45,619
                                               ------------

            AUTO COMPONENTS -- 1.9%
    10,286  Delphi Automotive PLC (a)               325,038
                                               ------------

            AUTOMOBILES -- 8.0%
    49,066  General Motors Co. (a)                1,258,543
     3,278  Tesla Motors, Inc. (a)                  122,073
                                               ------------

                                                  1,380,616
                                               ------------

            BEVERAGES -- 1.5%
     6,646  Dr. Pepper Snapple Group, Inc.          267,236
                                               ------------

            BIOTECHNOLOGY -- 0.3%
     3,323  Ironwood Pharmaceuticals, Inc.,
               Class A (a)                           44,229
                                               ------------

            BUILDING PRODUCTS -- 0.6%
     4,947  Fortune Brands Home & Security,
               Inc. (a)                             109,180
                                               ------------

            CAPITAL MARKETS -- 1.3%
     3,856  Apollo Global Management LLC, Class
               A                                     55,064
     1,442  Financial Engines, Inc. (a)              32,243
     3,473  LPL Investment Holdings, Inc. (a)       131,765
                                               ------------
                                                    219,072
                                               ------------

            COMMERCIAL BANKS -- 0.8%
     4,038  First Republic Bank (a)                 133,012
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               0.4%
     4,271  KAR Auction Services, Inc. (a)           69,233
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.7%
     9,386  Motorola Mobility Holdings, Inc.
               (a)                                  368,307
     2,878  Ubiquiti Networks, Inc. (a)              91,031
                                               ------------
                                                    459,338
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.5%
     2,824  Fusion-io, Inc. (a)                      80,230
                                               ------------

            CONSUMER FINANCE -- 0.2%
     1,111  Green Dot Corp., Class A (a)             29,464
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.5%
     1,608  Bridgepoint Education, Inc. (a)          39,798
     3,951  Education Management Corp. (a)           54,089
                                               ------------
                                                     93,887
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.5%
     2,782  CBOE Holdings, Inc.                      79,064
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.4%
     2,118  Generac Holdings, Inc. (a)               51,997


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ELECTRICAL EQUIPMENT (CONTINUED)
     5,530  Sensata Technologies Holding N.V.
               (a)                             $    185,144
                                               ------------
                                                    237,141
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 0.4%
     2,658  Aeroflex Holding Corp. (a)               29,610
     2,511  InvenSense, Inc. (a)                     45,449
                                               ------------
                                                     75,059
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 0.2%
     1,626  C&J Energy Services, Inc. (a)            28,927
                                               ------------

            FOOD & STAPLES RETAILING -- 0.4%
     1,505  Fresh Market (The), Inc. (a)             72,165
                                               ------------

            FOOD PRODUCTS -- 3.3%
     6,382  Mead Johnson Nutrition Co.              526,388
     1,081  Post Holdings, Inc. (a)                  35,597
                                               ------------
                                                    561,985
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.4%
     7,043  CareFusion Corp. (a)                    182,625
     1,305  Mako Surgical Corp. (a)                  55,006
                                               ------------
                                                    237,631
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               2.8%
     3,078  Accretive Health, Inc. (a)               61,468
    13,714  HCA Holdings, Inc.                      339,284
     4,641  Select Medical Holdings Corp. (a)        35,689
     2,056  Team Health Holdings, Inc. (a)           42,272
                                               ------------
                                                    478,713
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.1%
     3,765  Dunkin' Brands Group, Inc.              113,364
     5,176  Hyatt Hotels Corp., Class A (a)         221,119
     1,056  Marriott Vacations Worldwide Corp.
               (a)                                   30,106
                                               ------------
                                                    364,589
                                               ------------

            INSURANCE -- 0.9%
     3,304  First American Financial Corp.           54,945
     2,035  Primerica, Inc.                          51,302
     3,718  Symetra Financial Corp.                  42,869
                                               ------------
                                                    149,116
                                               ------------

            INTERNET & CATALOG RETAIL -- 1.6%
     2,525  HomeAway, Inc. (a)                       64,059
     1,814  HSN, Inc.                                68,987
     4,182  TripAdvisor, Inc. (a)                   149,172
                                               ------------
                                                    282,218
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INTERNET SOFTWARE & SERVICES --
               2.5%
     1,343  Ancestry.com, Inc. (a)             $     30,540
     2,970  AOL, Inc. (a)                            56,341
     3,133  Bankrate, Inc. (a)                       77,542
     1,519  Cornerstone OnDemand, Inc. (a)           33,175
     4,135  Rackspace Hosting, Inc. (a)             238,961
                                               ------------
                                                    436,559
                                               ------------

            IT SERVICES -- 13.4%
     4,453  Booz Allen Hamilton Holding Corp.,
               Class A                               75,835
     2,565  FleetCor Technologies, Inc. (a)          99,445
     1,773  Higher One Holdings, Inc. (a)            26,506
     2,225  ServiceSource International, Inc.
               (a)                                   34,443
     5,246  Teradata Corp. (a)                      357,515
    14,549  Visa, Inc., Class A                   1,716,782
                                               ------------
                                                  2,310,526
                                               ------------

            MACHINERY -- 0.9%
     5,789  Xylem, Inc.                             160,645
                                               ------------

            MEDIA -- 2.7%
     2,252  AMC Networks, Inc., Class A (a)         100,507
     2,375  Madison Square Garden (The) Co.,
               Class A (a)                           81,225
     5,057  Pandora Media, Inc. (a)                  51,632
     4,904  Scripps Networks Interactive,
               Class A                              238,775
                                               ------------
                                                    472,139
                                               ------------

            METALS & MINING -- 0.8%
     3,022  Molycorp, Inc. (a)                      102,234
     2,196  SunCoke Energy, Inc. (a)                 31,205
                                               ------------
                                                    133,439
                                               ------------

            MULTILINE RETAIL -- 2.8%
    10,571  Dollar General Corp. (a)                488,380
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               13.8%
     1,909  Cloud Peak Energy, Inc. (a)              30,410
    12,782  Cobalt International Energy, Inc.
               (a)                                  383,844
    22,155  Kinder Morgan, Inc.                     856,291
     3,198  KiOR, Inc., Class A (a)                  42,757
    12,217  Kosmos Energy Ltd. (a)                  161,753
    10,893  Marathon Petroleum Corp.                472,321
     2,906  Oasis Petroleum, Inc. (a)                89,592
     5,562  QEP Resources, Inc.                     169,641
     1,327  Targa Resources Corp.                    60,312
     6,224  WPX Energy, Inc. (a)                    112,094
                                               ------------
                                                  2,379,015
                                               ------------

            PROFESSIONAL SERVICES -- 3.5%
    11,287  Nielsen Holdings N.V. (a)               340,190
     1,537  RPX Corp. (a)                            26,068


SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------
            PROFESSIONAL SERVICES (CONTINUED)
     5,164  Verisk Analytics, Inc., Class A (a)$    242,553
                                               ------------
                                                    608,811
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.3%
     3,500  CYS Investments, Inc.                    45,815
                                               ------------

            REAL ESTATE MANAGEMENT & DEVELOPMENT
               -- 0.4%
     1,189  Howard Hughes (The) Corp. (a)            75,941
                                               ------------

            ROAD & RAIL -- 0.3%
     4,372  Swift Transportation Co. (a)             50,453
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.1%
     7,721  Freescale Semiconductor Holdings I
               Ltd. (a)                             118,826
     3,753  GT Advanced Technologies, Inc. (a)       31,037
     7,858  NXP Semiconductor N.V. (a)              209,102
                                               ------------
                                                    358,965
                                               ------------

            SOFTWARE -- 3.5%
       847  BroadSoft, Inc. (a)                      32,398
     4,900  Fortinet, Inc. (a)                      135,485
     1,921  Jive Software, Inc. (a)                  52,174
     2,177  NetSuite, Inc. (a)                      109,481
     2,647  QLIK Technologies, Inc. (a)              84,704
     2,279  RealPage, Inc. (a)                       43,689
     2,270  Solarwinds, Inc. (a)                     87,736
     2,383  SS&C Technologies Holdings, Inc.
               (a)                                   55,595
                                               ------------
                                                    601,262
                                               ------------

            SPECIALTY RETAIL -- 1.6%
     2,861  Express, Inc. (a)                        71,468
     1,364  Francesca's Holdings Corp. (a)           43,116
     3,318  GNC Acquisition Holdings, Inc.,
               Class A                              115,765
       916  Vitamin Shoppe, Inc. (a)                 40,496
                                               ------------
                                                    270,845
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               1.8%
     5,987  Michael Kors Holdings Ltd. (a)          278,934
     1,269  Vera Bradley, Inc. (a)                   38,311
                                               ------------
                                                    317,245
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.4%
     3,086  BankUnited, Inc.                         77,150
                                               ------------

            TOBACCO -- 13.3%
     4,136  Lorillard, Inc.                         535,529
    19,906  Philip Morris International, Inc.     1,763,871
                                               ------------
                                                  2,299,400
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST US IPO INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS --
              0.4%
     3,099  Air Lease Corp. (a)                $     74,593
                                               ------------

            TRANSPORTATION INFRASTRUCTURE --
               0.3%
     2,687  Wesco Aircraft Holdings, Inc. (a)        43,529
                                               ------------

            WATER UTILITIES -- 1.1%
     5,506  American Water Works Co., Inc.          187,369
                                               ------------

            TOTAL INVESTMENTS -- 99.9%           17,214,843
             (Cost $14,468,876) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     20,118
                                               ------------
            NET ASSETS -- 100.0%               $ 17,234,961
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,559,282 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $813,315.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $  17,214,843    $     --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AIR FREIGHT & LOGISTICS -- 2.0%
    14,922  C.H. Robinson Worldwide, Inc.      $    977,242
    21,392  Expeditors International of
               Washington, Inc.                     994,942
                                               ------------
                                                  1,972,184
                                               ------------

            BEVERAGES -- 1.0%
    16,459  Monster Beverage Corp. (a)            1,021,939
                                               ------------

            BIOTECHNOLOGY -- 6.1%
    11,010  Alexion Pharmaceuticals, Inc. (a)     1,022,389
    14,544  Amgen, Inc.                             988,847
     8,164  Biogen Idec, Inc. (a)                 1,028,419
    12,962  Celgene Corp. (a)                     1,004,814
    20,971  Gilead Sciences, Inc. (a)             1,024,433
    22,822  Vertex Pharmaceuticals, Inc. (a)        935,930
                                               ------------
                                                  6,004,832
                                               ------------

            CHEMICALS -- 1.0%
    13,349  Sigma-Aldrich Corp.                     975,278
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.0%
    11,279  Stericycle, Inc. (a)                    943,376
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 4.1%
    48,925  Cisco Systems, Inc.                   1,034,764
     7,429  F5 Networks, Inc. (a)                 1,002,618
    14,982  QUALCOMM, Inc.                        1,019,076
    68,147  Research In Motion Ltd. (a) (b)       1,002,442
                                               ------------
                                                  4,058,900
                                               ------------

            COMPUTERS & PERIPHERALS -- 5.0%
     1,674  Apple, Inc. (a)                       1,003,513
    56,645  Dell, Inc. (a)                          940,307
    22,585  NetApp, Inc. (a)                      1,011,130
    19,502  SanDisk Corp. (a)                       967,104
    36,689  Seagate Technology PLC                  988,769
                                               ------------
                                                  4,910,823
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.9%
    23,009  Apollo Group, Inc., Class A (a)         889,068
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.0%
   132,606  Flextronics International Ltd. (a)      958,741
                                               ------------

            FOOD & STAPLES RETAILING -- 2.0%
    10,835  Costco Wholesale Corp.                  983,818
    11,509  Whole Foods Market, Inc.                957,549
                                               ------------
                                                  1,941,367
                                               ------------

            FOOD PRODUCTS -- 0.9%
    19,069  Green Mountain Coffee Roasters,
               Inc. (a)                             893,192
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.0%
    24,665  DENTSPLY International, Inc.       $    989,806
     1,849  Intuitive Surgical, Inc. (a)          1,001,696
                                               ------------
                                                  1,991,502
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               2.0%
    18,036  Express Scripts Holding Co. (a)         977,191
    12,849  Henry Schein, Inc. (a)                  972,412
                                               ------------
                                                  1,949,603
                                               ------------

            HEALTH CARE TECHNOLOGY -- 1.0%
    12,738  Cerner Corp. (a)                        970,126
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.9%
    39,707  Ctrip.com International Ltd., ADR
               (a)                                  859,259
    18,417  Starbucks Corp.                       1,029,326
     7,719  Wynn Resorts Ltd.                       963,949
                                               ------------
                                                  2,852,534
                                               ------------

            HOUSEHOLD DURABLES -- 1.0%
    20,899  Garmin Ltd.                             981,208
                                               ------------

            INTERNET & CATALOG RETAIL -- 5.2%
     5,296  Amazon.com, Inc. (a)                  1,072,493
    29,157  Expedia, Inc.                           975,010
    50,023  Liberty Interactive Corp., Class A
               (a)                                  954,939

     8,912  Netflix, Inc. (a)                     1,025,236
     1,451  priceline.com, Inc. (a)               1,041,093
                                               ------------
                                                  5,068,771
                                               ------------

            INTERNET SOFTWARE & SERVICES -- 6.0%
    26,230  Akamai Technologies, Inc. (a)           962,641
     7,201  Baidu, Inc., ADR (a)                  1,049,690
    26,001  eBay, Inc. (a)                          959,177
     1,568  Google, Inc., Class A (a)             1,005,464
    25,473  VeriSign, Inc.                          976,635
    64,556  Yahoo!, Inc. (a)                        982,542
                                               ------------
                                                  5,936,149
                                               ------------

            IT SERVICES -- 4.9%
    17,785  Automatic Data Processing, Inc.         981,554
    12,742  Cognizant Technology Solutions
               Corp., Class A (a)                   980,497
    14,167  Fiserv, Inc. (a)                        983,048
    16,674  Infosys Ltd., ADR (b)                   950,919
    30,787  Paychex, Inc.                           954,089
                                               ------------
                                                  4,850,107
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS --
               1.0%
    29,642  Mattel, Inc.                       $    997,750
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
    20,962  Life Technologies Corp. (a)           1,023,365
                                               ------------

            MACHINERY -- 1.0%
    20,687  PACCAR, Inc.                            968,772
                                               ------------

            MEDIA -- 5.1%
    33,219  Comcast Corp., Class A                  996,902
    20,644  DIRECTV, Class A (a)                  1,018,575
    48,973  News Corp., Class A                     964,278
   433,610  Sirius XM Radio, Inc. (a)             1,001,639
    40,528  Virgin Media, Inc.                    1,012,390
                                               ------------
                                                  4,993,784
                                               ------------

            METALS & MINING -- 0.9%
     9,656  Randgold Resources Ltd., ADR            849,535
                                               ------------

            MULTILINE RETAIL -- 1.8%
    10,507  Dollar Tree, Inc. (a)                   992,806
    11,871  Sears Holdings Corp. (a) (b)            786,454
                                               ------------
                                                  1,779,260
                                               ------------

            PHARMACEUTICALS -- 4.1%
    42,812  Mylan, Inc. (a)                       1,003,941
     9,675  Perrigo Co.                             999,524
    22,747  Teva Pharmaceutical Industries
               Ltd., ADR                          1,024,980
    57,849  Warner Chilcott PLC, Class A (a)        972,442
                                               ------------
                                                  4,000,887
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 14.9%
    24,803  Altera Corp.                            987,655
    76,440  Applied Materials, Inc.                 950,914
    25,856  Avago Technologies Ltd.               1,007,608
    25,918  Broadcom Corp., Class A               1,018,577
    33,699  First Solar, Inc. (a) (b)               844,160
    35,339  Intel Corp.                             993,379
    18,849  KLA-Tencor Corp.                      1,025,762
    22,642  Lam Research Corp. (a)                1,010,286
    29,001  Linear Technology Corp.                 977,334
    63,716  Marvell Technology Group Ltd. (a)     1,002,253
    34,240  Maxim Integrated Products, Inc.         978,922
    26,863  Microchip Technology, Inc.              999,304
   111,106  Micron Technology, Inc. (a)             899,959
    67,120  NVIDIA Corp. (a)                      1,032,977
    26,294  Xilinx, Inc.                            957,890
                                               ------------
                                                 14,686,980
                                               ------------

            SOFTWARE -- 13.0%
    77,467  Activision Blizzard, Inc.               993,127
    28,976  Adobe Systems, Inc. (a)                 994,167


SHARES      DESCRIPTION                           VALUE
-----------------------------------------------------------
            SOFTWARE (CONTINUED)
    23,960  Autodesk, Inc. (a)                 $  1,013,987
    25,388  BMC Software, Inc. (a)                1,019,582
    35,988  CA, Inc.                                991,829
    15,872  Check Point Software
               Technologies Ltd. (a)              1,013,269
    12,531  Citrix Systems, Inc. (a)                988,821
    56,126  Electronic Arts, Inc. (a)               924,956
    16,295  Intuit, Inc.                            979,818
    30,060  Microsoft Corp.                         969,435
    37,475  Nuance Communications, Inc. (a)         958,611
    32,951  Oracle Corp.                            960,851
    53,933  Symantec Corp. (a)                    1,008,547
                                               ------------
                                                 12,817,000
                                               ------------

            SPECIALTY RETAIL -- 4.0%
    14,843  Bed Bath & Beyond, Inc. (a)             976,224
    11,006  O'Reilly Automotive, Inc. (a)         1,005,398
    17,565  Ross Stores, Inc.                     1,020,526
    59,681  Staples, Inc.                           965,639
                                               ------------
                                                  3,967,787
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.1%
     7,801  Fossil, Inc. (a)                      1,029,576
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
               -- 1.0%
    18,766  Fastenal Co.                          1,015,241
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.1%
    37,106  Vodafone Group PLC, ADR               1,026,723
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%        98,326,360
            (Cost $94,488,711)

            INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 2.5%
            MONEY MARKET FUND -- 1.3%
 1,247,213  Goldman Sachs Financial Square
               Government Fund, 0.04% (c)         1,247,213
             (Cost $1,247,213)                 ------------




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


PRINCIPAL
VALUE        DESCRIPTION                             VALUE
-----------------------------------------------------------
            INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED (CONTINUED)
            REPURCHASE AGREEMENT -- 1.2%
$1,246,015  JPMorgan Chase & Co., 0.01% (c),
               dated 03/30/12, due 04/02/12,
               with a maturity value of
               $1,246,016. Collateralized by
               U.S. Treasury Note, interest
               rate of 1.50%, due 07/31/16.
               The market value of the
               collateral including accrued
               interest was $1,269,423.        $  1,246,015
                                               ------------
            (Cost $1,246,015)

            TOTAL INVESTMENTS OF COLLATERAL
              FOR SECURITIES LOANED -- 2.5%       2,493,228
                                               ------------
             (Cost $2,493,228)

            TOTAL INVESTMENTS -- 102.5%         100,819,588
             (Cost $96,981,939) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (2.5)%               (2,483,700)
                                               ------------

            NET ASSETS -- 100.0%               $ 98,335,888
                                               ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $2,441,867 and the total market value of the collateral held by the Fund is $2,493,228.

(c)   Interest rate shown reflects yield as of March 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,700,989 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,863,340.

ADR - American Depositary Receipt


------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1     LEVEL 2    LEVEL 3
-------------------------------------------------------------
Common Stocks*              $  98,326,360  $    --    $    --
Money Market Fund               1,247,213       --         --
Repurchase Agreement            1,246,015       --         --
-------------------------------------------------------------
Total Investments           $ 100,819,588  $    --    $    --
                            =================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 9.5%
   204,512  Cisco Systems, Inc.                $  4,325,429
    31,054  F5 Networks, Inc. (a)                 4,191,048
    62,626  QUALCOMM, Inc.                        4,259,820
   284,866  Research In Motion Ltd. (a)           4,190,379
                                               ------------
                                                 16,966,676
                                               ------------

            COMPUTERS & PERIPHERALS -- 11.5%
     7,001  Apple, Inc. (a)                       4,196,889
   236,785  Dell, Inc. (a)                        3,930,631
    94,408  NetApp, Inc. (a)                      4,226,646
    81,520  SanDisk Corp. (a)                     4,042,577
   153,365  Seagate Technology PLC                4,133,187
                                               ------------
                                                 20,529,930
                                               ------------

            HEALTH CARE TECHNOLOGY -- 2.3%
    53,248  Cerner Corp. (a)                      4,055,367
                                               ------------

            HOUSEHOLD DURABLES -- 2.3%
    87,361  Garmin Ltd.                           4,101,599
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               11.7%
   109,646  Akamai Technologies, Inc. (a)         4,024,008
    30,100  Baidu, Inc., ADR (a)                  4,387,677
     6,554  Google, Inc., Class A (a)             4,202,687
   106,482  VeriSign, Inc.                        4,082,520
   269,853  Yahoo!, Inc. (a)                      4,107,163
                                               ------------
                                                 20,804,055
                                               ------------

            IT SERVICES -- 4.6%
    53,267  Cognizant Technology Solutions
               Corp., Class A (a)                 4,098,896
    69,702  Infosys Ltd., ADR                     3,975,105
                                               ------------
                                                  8,074,001
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 32.5%
   103,679  Altera Corp.                          4,128,498
   319,530  Applied Materials, Inc.               3,974,953
   108,084  Avago Technologies Ltd.               4,212,033
   108,341  Broadcom Corp., Class A               4,257,801
   147,724  Intel Corp.                           4,152,522
    78,792  KLA-Tencor Corp.                      4,287,861
    94,648  Lam Research Corp. (a)                4,223,194
   121,230  Linear Technology Corp.               4,085,451
   266,344  Marvell Technology Group Ltd. (a)     4,189,591
   143,130  Maxim Integrated Products, Inc.       4,092,087
   112,291  Microchip Technology, Inc.            4,177,225
   464,441  Micron Technology, Inc. (a)           3,761,972
   280,573  NVIDIA Corp. (a)                      4,318,018
   109,911  Xilinx, Inc.                          4,004,058
                                               ------------
                                                 57,865,264
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SOFTWARE -- 25.6%
   121,123  Adobe Systems, Inc. (a)            $  4,155,730
   100,156  Autodesk, Inc. (a)                    4,238,602
   106,124  BMC Software, Inc. (a)                4,261,940
   150,436  CA, Inc.                              4,146,016
    66,349  Check Point Software Technologies
               Ltd. (a)                           4,235,720
    52,383  Citrix Systems, Inc. (a)              4,133,543
    68,114  Intuit, Inc.                          4,095,695
   125,656  Microsoft Corp.                       4,052,406
   156,649  Nuance Communications, Inc. (a)       4,007,081
   137,739  Oracle Corp.                          4,016,469
   225,447  Symantec Corp. (a)                    4,215,859
                                               ------------
                                                 45,559,061
                                               ------------
            TOTAL INVESTMENTS -- 100.0%         177,955,953
             (Cost $174,283,939) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     38,304
                                               ------------
            NET ASSETS -- 100.0%               $177,994,257
                                               ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,824,350 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,152,336.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $177,955,953    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BIOTECHNOLOGY -- 70.6%
   143,778  Alexion Pharmaceuticals, Inc.
               (a)                             $ 13,351,225
   152,110  Amgen, Inc.                          10,341,959
   926,227  Amylin Pharmaceuticals, Inc.
               (a)                               23,118,626
    89,504  Biogen Idec, Inc. (a)                11,274,819
   143,302  Celgene Corp. (a)                    11,108,771
   791,971  Dendreon Corp. (a)                    8,438,451
   223,285  Gilead Sciences, Inc. (a)            10,907,472
 1,185,694  Human Genome Sciences, Inc. (a)       9,770,118
   612,724  Incyte Corp. (a)                     11,825,573
   737,221  InterMune, Inc. (a)                  10,815,032
   476,563  Myriad Genetics, Inc. (a)            11,275,481
   135,209  Regeneron Pharmaceuticals, Inc.
               (a)                               15,768,074
   214,953  United Therapeutics Corp. (a)        10,130,735
   291,603  Vertex Pharmaceuticals, Inc.
               (a)                               11,958,639
                                               ------------
                                                170,084,975
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               23.6%
 2,224,278  Affymetrix, Inc. (a)                  9,497,667
   291,603  Illumina, Inc. (a)                   15,341,234
   233,283  Life Technologies Corp. (a)          11,388,876
   686,517  QIAGEN N.V. (a)                      10,689,070
 2,428,281  Sequenom, Inc. (a)                    9,883,103
                                               ------------
                                                 56,799,950
                                               ------------

            PHARMACEUTICALS -- 5.8%
 1,755,808  Nektar Therapeutics (a)              13,906,000
                                               ------------

            TOTAL INVESTMENTS -- 100.0%         240,790,925
             (Cost $269,699,594) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (25,428)
                                               ------------
            NET ASSETS -- 100.0%               $240,765,497
                                               ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,730,700 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,639,369.


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $240,790,925    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            CAPITAL MARKETS -- 4.8%
 1,088,517  E*TRADE Financial Corp. (a)        $ 11,919,261
   694,004  TD Ameritrade Holding Corp.          13,699,639
                                               ------------
                                                 25,618,900
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 6.5%
   914,549  Juniper Networks, Inc. (a)           20,924,881
   220,079  NETGEAR, Inc. (a)                     8,407,018
 2,003,783  Sonus Networks, Inc. (a)              5,810,971
                                               ------------
                                                 35,142,870
                                               ------------

            HEALTH CARE TECHNOLOGY -- 2.0%
   644,605  Allscripts Healthcare
               Solutions, Inc. (a)               10,700,443
                                               ------------

            INTERNET & CATALOG RETAIL --
               19.8%
   204,957  Amazon.com, Inc. (a)                 41,505,842
   152,059  Blue Nile, Inc. (a)                   5,014,906
   358,815  Expedia, Inc.                        11,998,774
   140,668  Netflix, Inc. (a)                    16,182,447
    44,677  priceline.com, Inc. (a)              32,055,747
                                               ------------
                                                106,757,716
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               44.7%
   435,559  Akamai Technologies, Inc. (a)        15,985,015
   226,170  Constant Contact, Inc. (a)            6,737,604
   263,390  DealerTrack Holdings, Inc. (a)        7,970,181
   348,618  Digital River, Inc. (a)               6,522,643
   887,783  EarthLink, Inc.                       7,093,386
   885,602  eBay, Inc. (a)                       32,669,858
    84,844  Google, Inc., Class A (a)            54,405,367
   249,770  IAC/InterActiveCorp                  12,261,209
   655,513  Internap Network Services Corp.
               (a)                                4,811,466
   279,924  j2 Global, Inc.                       8,028,220
   858,924  Monster Worldwide, Inc. (a)           8,374,509
   538,284  NIC, Inc.                             6,529,385
   396,843  RealNetworks, Inc.                    3,944,620
 1,046,661  United Online, Inc.                   5,118,172
   439,762  ValueClick, Inc. (a)                  8,680,902
   411,219  VeriSign, Inc.                       15,766,137
   311,580  Vocus, Inc. (a)                       4,128,435
   314,290  WebMD Health Corp. (a)                8,039,538
 1,582,165  Yahoo!, Inc. (a)                     24,080,551
                                               ------------
                                                241,147,198
                                               ------------

            IT SERVICES -- 1.6%
   663,489  Sapient Corp.                         8,260,438
                                               ------------

            SOFTWARE -- 20.7%
   364,795  Ariba, Inc. (a)                      11,932,444
   312,024  Check Point Software
                 Technologies Ltd. (a)           19,919,612


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
              SOFTWARE (CONTINUED)
   183,404  Concur Technologies, Inc. (a)      $ 10,523,722
   286,333  Ebix, Inc.                            6,631,472
   390,287  Quest Software, Inc. (a)              9,081,978
   160,430  Salesforce.com, Inc. (a)             24,788,039
   476,490  TIBCO Software, Inc. (a)             14,532,945
   301,676  Virnetx Holding Corp. (a)             7,219,107
   337,208  Websense, Inc. (a)                    7,111,717
                                               ------------
                                                111,741,036
                                               ------------
            TOTAL COMMON STOCKS -- 100.1%       539,368,601
            (Cost $524,884,980)

            MONEY MARKET FUND -- 0.0%
   267,135  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (b)                              267,135
             (Cost $267,135)                   ------------

            TOTAL INVESTMENTS -- 100.1%         539,635,736
             (Cost $525,152,115) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (324,464)
                                               ------------
            NET ASSETS -- 100.0%               $539,311,272
                                               ============

(a)   Non-income producing security.

(b)   Represents annualized 7-day yield at March 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,750,318 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,266,697.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $539,368,601    $      --     $      --
Money Market Fund          267,135           --            --
                      ---------------------------------------
Total Investments     $539,635,736    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 6.1%
     9,427  General Dynamics Corp.             $    691,753
    11,406  Northrop Grumman Corp.                  696,679
    13,604  Raytheon Co.                            718,019
                                               ------------
                                                  2,106,451
                                               ------------

            BIOTECHNOLOGY -- 2.1%
     9,122  Celgene Corp. (a)                       707,137
                                               ------------

            CAPITAL MARKETS -- 6.0%
    12,345  Ameriprise Financial, Inc.              705,270
     5,713  Goldman Sachs Group (The), Inc.         710,526
    32,701  Morgan Stanley                          642,247
                                               ------------
                                                  2,058,043
                                               ------------

            CHEMICALS -- 3.8%
     3,579  CF Industries Holdings, Inc.            653,705
    14,988  LyondellBasell Industries N.V.,
               Class A                              654,226
                                               ------------
                                                  1,307,931
                                               ------------

            COMMERCIAL BANKS -- 2.0%
    49,718  Fifth Third Bancorp                     698,538
                                               ------------

            COMPUTERS & PERIPHERALS -- 6.4%
     1,446  Apple, Inc. (a)                         866,834
    38,000  Dell, Inc. (a)                          630,800
    14,102  SanDisk Corp. (a)                       699,318
                                               ------------
                                                  2,196,952
                                               ------------

            CONSUMER FINANCE -- 2.3%
    14,002  Capital One Financial Corp.             780,471
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               6.8%
    84,153  Bank of America Corp.                   805,344
    20,141  Citigroup, Inc.                         736,154
    17,585  JPMorgan Chase & Co.                    808,558
                                               ------------
                                                  2,350,056
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 3.3%
    12,876  Baker Hughes, Inc.                      540,020
    17,933  Halliburton Co.                         595,196
                                               ------------
                                                  1,135,216
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.0%
    15,482  St. Jude Medical, Inc.                  686,007
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               6.5%
    15,327  Aetna, Inc.                             768,802
    15,627  Cigna Corp.                             769,630
     8,149  McKesson Corp.                          715,238
                                               ------------
                                                  2,253,670
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            INSURANCE -- 10.1%
    13,522  Aflac, Inc.                        $    621,877
    21,897  Allstate (The) Corp.                    720,849
    25,026  American International Group, Inc.
               (a)                                  771,552
    17,800  MetLife, Inc.                           664,830
    11,180  Prudential Financial, Inc.              708,700
                                               ------------
                                                  3,487,808
                                               ------------

            MACHINERY -- 3.7%
     7,637  Deere & Co.                             617,833
     7,738  Parker Hannifin Corp.                   654,248
                                               ------------
                                                  1,272,081
                                               ------------

            MEDIA -- 4.4%
    14,760  DIRECTV, Class A (a)                    728,259
    23,467  DISH Network Corp., Class A             772,768
                                               ------------
                                                  1,501,027
                                               ------------

            METALS & MINING -- 3.2%
    14,353  Freeport-McMoRan Copper & Gold,
               Inc.                                 545,988
    11,015  Newmont Mining Corp.                    564,739
                                               ------------
                                                  1,110,727
                                               ------------

            MULTILINE RETAIL -- 2.0%
    13,744  Kohl's Corp.                            687,612
                                               ------------

            OFFICE ELECTRONICS -- 2.0%
    84,471  Xerox Corp.                             682,526
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
                13.3%
     6,517  Apache Corp.                            654,568
     6,288  Chevron Corp.                           674,325
    10,974  Hess Corp.                              646,917
    20,386  Marathon Oil Corp.                      646,236
    15,099  Marathon Petroleum Corp.                654,693
    10,863  Murphy Oil Corp.                        611,261
    26,979  Valero Energy Corp.                     695,249
                                               ------------
                                                  4,583,249
                                               ------------

            PHARMACEUTICALS -- 6.0%
    16,920  Eli Lilly & Co.                         681,368
    17,466  Merck & Co., Inc.                       670,695
    32,014  Pfizer, Inc.                            725,437
                                               ------------
                                                  2,077,500
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
                1.8%
    39,268  Annaly Capital Management, Inc.         621,220
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.1%
    18,059  Broadcom Corp., Class A                 709,719
    25,101  Intel Corp.                             705,589
                                               ------------
                                                  1,415,308
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC VALUE INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES     DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE -- 2.1%
    22,209  Microsoft Corp.                    $    716,240
                                               ------------

            TOTAL INVESTMENTS -- 100.0%          34,435,770
             (Cost $30,712,176) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     16,332
                                               ------------
            NET ASSETS -- 100.0%               $ 34,452,102
                                               ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,526,819 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $803,225.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 34,435,770    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 1.3%
       969  AAR Corp.                          $     17,684
       641  Ceradyne, Inc.                           20,871
       619  Curtiss-Wright Corp.                     22,909
       494  Triumph Group, Inc.                      30,954
                                               ------------
                                                     92,418
                                               ------------

            AIR FREIGHT & LOGISTICS -- 1.2%
     1,051  United Parcel Service, Inc.,
                Class B                              84,837
                                               ------------

            AIRLINES -- 1.9%
     7,401  Delta Air Lines, Inc. (a)                73,344
     3,671  JetBlue Airways Corp. (a)                17,951
     1,856  SkyWest, Inc.                            20,509
     2,429  US Airways Group, Inc. (a)               18,436
                                               ------------
                                                    130,240
                                               ------------

            AUTO COMPONENTS -- 0.8%
     1,244  Federal-Mogul Corp. (a)                  21,409
       849  Tenneco, Inc. (a)                        31,541
                                               ------------
                                                     52,950
                                               ------------

            BEVERAGES -- 1.8%
     1,254  Anheuser-Busch InBev NV, ADR             91,191
       392  Brown-Forman Corp., Class B              32,689
                                               ------------
                                                    123,880
                                               ------------

            BIOTECHNOLOGY -- 1.1%
     1,499  Gilead Sciences, Inc. (a)                73,226
                                               ------------

            CAPITAL MARKETS -- 2.3%
     1,018  AllianceBernstein Holding LP (b)         15,891
     1,487  Ameriprise Financial, Inc.               84,952
     2,485  Janus Capital Group, Inc.                22,141
     1,663  SEI Investments Co.                      34,408
                                               ------------
                                                    157,392
                                               ------------

            CHEMICALS -- 3.2%
       494  Albemarle Corp.                          31,577
     2,324  Dow Chemical (The) Co.                   80,503
       740  H.B. Fuller Co.                          24,294
     2,410  Huntsman Corp.                           33,764
     1,374  Kronos Worldwide, Inc.                   34,268
       739  OM Group, Inc. (a)                       20,330
                                               ------------
                                                    224,736
                                               ------------

            COMMERCIAL BANKS -- 2.7%
     3,053  CapitalSource, Inc.                      20,150
     3,379  First Niagara Financial Group, Inc.      33,249
     2,311  Susquehanna Bancshares, Inc.             22,832
    11,195  Synovus Financial Corp.                  22,950
     2,663  Wells Fargo & Co.                        90,915
                                               ------------
                                                    190,096
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.3%
       856  Cintas Corp.                             33,487


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
       851  Deluxe Corp.                       $     19,930
     2,673  Republic Services, Inc.                  81,687
     2,258  Steelcase, Inc., Class A                 21,677
                                               ------------
                                                    156,781
                                               ------------

            COMPUTERS & PERIPHERALS -- 4.0%
       163  Apple, Inc. (a)                          97,714
     4,538  Dell, Inc. (a)                           75,331
     1,267  Electronics For Imaging, Inc. (a)        21,057
     3,076  Seagate Technology PLC                   82,898
                                               ------------
                                                    277,000
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.9%
       703  Jacobs Engineering Group, Inc. (a)       31,192
       758  URS Corp.                                32,230
                                               ------------
                                                     63,422
                                               ------------

            CONSUMER FINANCE -- 1.7%
     2,860  Discover Financial Services              95,352
       683  EZCORP, Inc., Class A (a)                22,167
                                               ------------
                                                    117,519
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
                0.6%
       381  Coinstar, Inc. (a)                       24,212
       292  ITT Educational Services, Inc. (a)       19,313
                                               ------------
                                                     43,525
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
                1.4%
     9,988  Bank of America Corp.                    95,585
                                               ------------

            ELECTRIC UTILITIES -- 1.0%
     3,428  Duke Energy Corp.                        72,022
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.6%
       573  Dolby Laboratories, Inc., Class A
               (a)                                   21,808
     1,304  Jabil Circuit, Inc.                      32,757
     1,738  Sanmina-SCI Corp. (a)                    19,900
       633  Tech Data Corp. (a)                      34,347
                                               ------------
                                                    108,812
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 0.5%
     3,424  RPC, Inc.                                36,329
                                               ------------

            FOOD & STAPLES RETAILING -- 0.4%
     1,483  Safeway, Inc.                            29,971
                                               ------------

            FOOD PRODUCTS -- 0.4%
     1,417  Smithfield Foods, Inc. (a)               31,217
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               0.8%
       865  Greatbatch, Inc. (a)                     21,210
     1,557  Hologic, Inc. (a)                        33,553
                                               ------------
                                                     54,763
                                              ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES --
               1.7%
     1,759  Aetna, Inc.                        $     88,231
     5,654  Tenet Healthcare Corp. (a)               30,023
                                               ------------
                                                    118,254
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
                2.6%
       489  Bally Technologies, Inc. (a)             22,861
     1,187  Brinker International, Inc.              32,702
       403  Cracker Barrel Old Country Store,
               Inc.                                  22,487
       777  Penn National Gaming, Inc. (a)           33,395
     1,044  Royal Caribbean Cruises Ltd.             30,725
       805  Wyndham Worldwide Corp.                  37,441
                                               ------------
                                                    179,611
                                               ------------

            HOUSEHOLD DURABLES -- 0.8%
     1,559  La-Z-Boy, Inc. (a)                       23,323
       493  Mohawk Industries, Inc. (a)              32,789
                                               ------------
                                                     56,112
                                               ------------

            INSURANCE -- 6.3%
     2,603  Allstate (The) Corp.                     85,691
     3,023  American International Group, Inc.
               (a)                                   93,199
     3,689  Genworth Financial, Inc., Class A
               (a)                                   30,692
     1,336  Lincoln National Corp.                   35,217
     1,210  Protective Life Corp.                    35,840
     1,366  Prudential Financial, Inc.               86,591
       578  Reinsurance Group of America, Inc.       34,374
       683  Torchmark Corp.                          34,047
                                               ------------
                                                    435,651
                                               ------------

            INTERNET SOFTWARE & SERVICES --
                0.3%
     1,094  ValueClick, Inc. (a)                     21,596
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
                0.4%
       514  Sturm, Ruger & Co., Inc.                 25,237
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
                2.4%
     1,826  Agilent Technologies, Inc.               81,275
     1,452  Thermo Fisher Scientific, Inc.           81,864
                                               ------------
                                                    163,139
                                               ------------

            MACHINERY -- 8.9%
       786  Actuant Corp., Class A                   22,786
       629  AGCO Corp. (a)                           29,695
       996  Altra Holdings, Inc. (a)                 19,123
       670  Cummins, Inc.                            80,427
     1,447  Illinois Tool Works, Inc.                82,653
     2,122  Ingersoll-Rand PLC                       87,745
     1,427  ITT Corp.                                32,735
       704  Navistar International Corp. (a)         28,477
       628  Sauer-Danfoss, Inc.                      29,516
     1,074  Stanley Black & Decker, Inc.             82,655
     1,435  Terex Corp. (a)                          32,287


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            MACHINERY (CONTINUED)
       621  Timken (The) Co.                   $     31,510
       284  Toro (The) Co.                           20,195
       552  WABCO Holdings, Inc. (a)                 33,385
                                               ------------
                                                    613,189
                                               ------------

            MEDIA -- 5.5%
     2,696  CBS Corp., Class B                       91,421
     1,131  DISH Network Corp., Class A              37,244
     2,005  Live Nation Entertainment, Inc. (a)      18,847
       691  Scholastic Corp.                         24,379
     2,148  Time Warner, Inc.                        81,087
       928  Valassis Communications, Inc. (a)        21,344
     1,597  Viacom, Inc., Class B                    75,794
        83  Washington Post (The) Co., Class B       31,006
                                               ------------
                                                    381,122
                                               ------------

            METALS & MINING -- 3.8%
     7,833  Alcoa, Inc.                              78,487
     1,812  Nucor Corp.                              77,825
     2,392  Southern Copper Corp.                    75,850
     1,097  United States Steel Corp.                32,219
                                               ------------
                                                    264,381
                                               ------------

            MULTILINE RETAIL -- 0.8%
       733  Big Lots, Inc. (a)                       31,534
     1,459  Fred's, Inc., Class A                    21,316
                                               ------------
                                                     52,850
                                               ------------

            MULTI-UTILITIES -- 1.1%
     1,285  Sempra Energy                            77,049
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 7.3%
       441  Alliance Resource Partners L.P. (b)      26,504
     1,739  BP PLC, ADR                              78,255
     1,710  Imperial Oil Ltd.                        77,617
     2,431  Marathon Oil Corp.                       77,063
     1,565  Murphy Oil Corp.                         88,063
     1,119  Royal Dutch Shell PLC, ADR               78,475
     2,385  Suncor Energy, Inc.                      77,989
                                               ------------
                                                    503,966
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.6%
     2,531  International Paper Co.                  88,838
     2,667  Louisiana-Pacific Corp. (a)              24,937
                                               ------------
                                                    113,775
                                               ------------

            PHARMACEUTICALS -- 3.5%
     1,709  AstraZeneca PLC, ADR                     76,033
     2,050  Eli Lilly & Co.                          82,554
       599  Novo Nordisk A/S, ADR                    83,087
                                               ------------
                                                    241,674
                                               ------------

            PROFESSIONAL SERVICES -- 1.0%
     1,313  Kelly Services, Inc., Class A            20,995
     1,635  Resources Connection, Inc.               22,972



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES (CONTINUED)
       740  Stantec, Inc.                      $     23,561
                                               ------------
                                                     67,528
                                               ------------

            ROAD & RAIL -- 1.1%
     1,443  Heartland Express, Inc.                  20,866
     2,195  Hertz Global Holdings, Inc. (a)          33,013
       838  Werner Enterprises, Inc.                 20,832
                                               ------------
                                                     74,711
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.8%
     4,573  Advanced Micro Devices, Inc. (a)         36,676
     2,041  Analog Devices, Inc.                     82,456
     1,782  Brooks Automation, Inc.                  21,972
     1,040  Cirrus Logic, Inc. (a)                   24,752
     2,267  GT Advanced Technologies, Inc. (a)       18,748
     3,022  Intel Corp.                              84,948
     3,988  MEMC Electronic Materials, Inc. (a)      14,397
       685  Novellus Systems, Inc. (a)               34,188
     2,418  Texas Instruments, Inc.                  81,269
                                               ------------
                                                    399,406
                                               ------------

            SOFTWARE -- 1.2%
     2,643  Microsoft Corp.                          85,237
                                               ------------

            SPECIALTY RETAIL -- 7.9%
       403  Advance Auto Parts, Inc.                 35,694
       895  Ascena Retail Group, Inc. (a)            39,666
     4,048  Charming Shoppes, Inc. (a)               23,883
       422  DSW, Inc., Class A                       23,113
     1,197  Foot Locker, Inc.                        37,167
     3,733  Gap (The), Inc.                          97,581
       575  Men's Wearhouse (The), Inc.              22,293
     7,188  Office Depot, Inc. (a)                   24,798
       601  PetSmart, Inc.                           34,389
     1,289  Pier 1 Imports, Inc. (a)                 23,434
     1,551  Ross Stores, Inc.                        90,113
     2,346  TJX (The) Cos., Inc.                     93,160
                                               ------------
                                                    545,291
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               0.5%
       551  Warnaco Group (The), Inc. (a)            32,178
                                               ------------

            TOBACCO -- 2.5%
       658  Lorillard, Inc.                          85,198
     1,002  Philip Morris International, Inc.        88,787
                                               ------------
                                                    173,985
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               0.5%
       804  United Rentals, Inc. (a)                 34,484
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
           WIRELESS TELECOMMUNICATION SERVICES --
              0.4%
     1,199  Telephone & Data Systems, Inc.     $     27,757
                                               ------------

             TOTAL COMMON STOCKS -- 99.8%         6,904,904
             (Cost $6,582,915)

             MONEY MARKET FUND -- 0.1%
      8,065  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.03% (c)                               8,065
              (Cost $8,065)                    ------------

             TOTAL INVESTMENTS -- 99.9%           6,912,969
              (Cost $6,590,980) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.1%                     5,616
                                               ------------
             NET ASSETS -- 100.0%              $  6,918,585
                                               ============


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c)   Represents annualized 7-day yield at March 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $438,970 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $116,981.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $  6,904,904    $      --     $      --
Money Market Fund            8,065           --            --
                      ---------------------------------------
Total Investments     $  6,912,969    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 4.7%
    34,257  Boeing (The) Co.                   $  2,547,693
    34,845  General Dynamics Corp.                2,556,926
    41,685  Honeywell International, Inc.         2,544,869
    36,432  L-3 Communications Holdings, Inc.     2,578,293
    28,415  Lockheed Martin Corp.                 2,553,372
    41,858  Northrop Grumman Corp.                2,556,687
    48,631  Raytheon Co.                          2,566,744
    30,842  United Technologies Corp.             2,558,035
                                               ------------
                                                 20,462,619
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.6%
    31,962  United Parcel Service, Inc.,
               Class B                            2,579,973
                                               ------------

            BEVERAGES -- 1.8%
    35,820  Coca-Cola (The) Co.                   2,651,038
    57,577  Molson Coors Brewing Co., Class B     2,605,359
    39,150  PepsiCo, Inc.                         2,597,603
                                               ------------
                                                  7,854,000
                                               ------------

            BIOTECHNOLOGY -- 0.6%
    38,141  Amgen, Inc.                           2,593,207
                                               ------------

            CAPITAL MARKETS -- 0.6%
   176,760  KKR & Co. L.P. (a)                    2,621,351
                                               ------------

            CHEMICALS -- 2.3%
    28,198  Air Products and Chemicals, Inc.      2,588,576
    48,364  E.I. du Pont de Nemours & Co.         2,558,456
    44,482  International Flavors &
               Fragrances, Inc.                   2,606,645
    26,993  PPG Industries, Inc.                  2,585,930
                                               ------------
                                                 10,339,607
                                               ------------

            COMMERCIAL BANKS -- 4.6%
    42,857  Bank of Montreal                      2,546,563
    44,928  Bank of Nova Scotia                   2,517,765
    44,750  BOK Financial Corp.                   2,518,530
    33,104  Canadian Imperial Bank of
               Commerce                           2,532,125
    63,387  Commerce Bancshares, Inc.             2,568,441
    43,629  Cullen/Frost Bankers, Inc.            2,538,771
    43,497  Royal Bank of Canada                  2,525,001
    29,907  Toronto-Dominion (The) Bank           2,540,600
                                               ------------
                                                 20,287,796
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.2%
    86,393  Avery Dennison Corp.                  2,603,021
    72,731  Waste Management, Inc.                2,542,676
                                               ------------
                                                  5,145,697
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMUNICATIONS EQUIPMENT -- 0.6%
    57,193  Harris Corp.                       $  2,578,260
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.6%
    64,370  Diebold, Inc.                         2,479,532
                                               ------------

            CONTAINERS & PACKAGING -- 1.2%
    80,482  Bemis Co., Inc.                       2,598,764
    76,126  Sonoco Products Co.                   2,527,383
                                               ------------
                                                  5,126,147
                                               ------------

            DISTRIBUTORS -- 0.6%
    41,406  Genuine Parts Co.                     2,598,226
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 2.3%
    81,013  AT&T, Inc.                            2,530,036
    65,764  CenturyLink, Inc.                     2,541,779
   152,389  Telefonica S.A., ADR                  2,500,703
    65,481  Verizon Communications, Inc.          2,503,339
                                               ------------
                                                 10,075,857
                                               ------------

            ELECTRIC UTILITIES -- 8.2%
    62,179  ALLETE, Inc.                          2,579,807
    65,084  Cleco Corp.                           2,580,581
   122,812  Duke Energy Corp.                     2,580,280
    79,265  El Paso Electric Co.                  2,575,320
    38,135  Entergy Corp.                         2,562,672
    66,069  Exelon Corp.                          2,590,566
    57,155  FirstEnergy Corp.                     2,605,696
    57,628  MGE Energy, Inc.                      2,558,107
    42,267  NextEra Energy, Inc.                  2,581,668
    53,981  Pinnacle West Capital Corp.           2,585,690
    48,731  Progress Energy, Inc.                 2,588,103
    57,860  Southern (The) Co.                    2,599,650
    74,305  UIL Holdings Corp.                    2,582,842
    91,979  Westar Energy, Inc.                   2,568,973
                                               ------------
                                                 36,139,955
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.2%
    50,152  Emerson Electric Co.                  2,616,931
    32,874  Hubbell, Inc., Class B                2,583,239
                                               ------------
                                                  5,200,170
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.6%
    91,195  Molex, Inc.                           2,564,403
                                               ------------

            FOOD & STAPLES RETAILING -- 2.9%
   126,122  Safeway, Inc.                         2,548,926
    85,789  Sysco Corp.                           2,561,660
    74,931  Walgreen Co.                          2,509,439
    42,082  Wal-Mart Stores, Inc.                 2,575,418
    58,599  Weis Markets, Inc.                    2,554,916
                                               ------------
                                                 12,750,359
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS -- 8.3%
    80,382  Archer-Daniels-Midland Co.         $  2,544,894
    78,281  Campbell Soup Co.                     2,649,812
    98,750  ConAgra Foods, Inc.                   2,593,175
   125,996  Flowers Foods, Inc.                   2,566,538
    65,631  General Mills, Inc.                   2,589,143
    48,409  H. J. Heinz Co.                       2,592,302
    42,054  Hershey (The) Co.                     2,579,172
    32,117  J.M. Smucker (The) Co.                2,613,039
    48,750  Kellogg Co.                           2,614,462
    66,667  Kraft Foods, Inc., Class A            2,534,013
    38,726  Lancaster Colony Corp.                2,573,730
    48,572  McCormick & Co., Inc.                 2,643,774
   119,343  Sara Lee Corp.                        2,569,455
    77,641  Unilever PLC, ADR                     2,566,035
                                               ------------
                                                 36,229,544
                                               ------------

            GAS UTILITIES -- 5.2%
    66,170  AGL Resources, Inc.                   2,595,187
    83,105  Atmos Energy Corp.                    2,614,483
    52,163  National Fuel Gas Co.                 2,510,084
    57,079  New Jersey Resources Corp.            2,544,011
    56,504  Northwest Natural Gas Co.             2,565,282
    81,916  Piedmont Natural Gas Co., Inc.        2,545,130
    50,311  South Jersey Industries, Inc.         2,517,563
    93,785  UGI Corp.                             2,555,641
    63,090  WGL Holdings, Inc.                    2,567,763
                                               ------------
                                                 23,015,144
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.9%
    42,960  Baxter International, Inc.            2,568,149
    33,159  Becton, Dickinson & Co.               2,574,796
    64,385  Medtronic, Inc.                       2,523,248
    58,798  St. Jude Medical, Inc.                2,605,339
    42,444  Teleflex, Inc.                        2,595,451
                                               ------------
                                                 12,866,983
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               1.1%
    93,891  Lincare Holdings, Inc.                2,429,899
    84,027  Owens & Minor, Inc.                   2,555,261
                                               ------------
                                                  4,985,160
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               0.6%
    26,558  McDonald's Corp.                      2,605,340
                                               ------------

            HOUSEHOLD DURABLES -- 0.6%
   113,053  Leggett & Platt, Inc.                 2,601,350
                                               ------------

            HOUSEHOLD PRODUCTS -- 2.3%
    37,698  Clorox (The) Co.                      2,591,737
    26,602  Colgate-Palmolive Co.                 2,601,144
    34,944  Kimberly-Clark Corp.                  2,582,012


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HOUSEHOLD PRODUCTS (CONTINUED)
    38,175  Procter & Gamble (The) Co.         $  2,565,742
                                               ------------
                                                 10,340,635
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.6%
    28,900  3M Co.                                2,578,169
                                               ------------

            INSURANCE -- 5.3%
    34,728  ACE Ltd.                              2,542,090
    77,854  Allstate (The) Corp.                  2,562,954
    71,560  Arthur J. Gallagher & Co.             2,557,554
    37,541  Chubb (The) Corp.                     2,594,459
    72,935  Cincinnati Financial Corp.            2,516,987
    33,125  Erie Indemnity Co., Class A           2,581,762
    62,584  Hanover Insurance Group (The),
               Inc.                               2,573,454
    58,692  Mercury General Corp.                 2,567,188
    43,761  Travelers (The) Cos., Inc.            2,590,651
                                               ------------
                                                 23,087,099
                                               ------------

            IT SERVICES -- 2.3%
    46,212  Automatic Data Processing, Inc.       2,550,440
    82,862  Computer Sciences Corp.               2,480,888
    80,154  Paychex, Inc.                         2,483,973
   191,336  SAIC, Inc. (b)                        2,525,635
                                               ------------
                                                 10,040,936
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.1%
    69,419  Hasbro, Inc.                          2,549,066
    74,898  Mattel, Inc.                          2,521,066
                                               ------------
                                                  5,070,132
                                               ------------

            MACHINERY -- 2.9%
    31,112  Deere & Co.                           2,516,961
    51,243  Eaton Corp.                           2,553,438
    44,535  Illinois Tool Works, Inc.             2,543,839
    41,672  Snap-on, Inc.                         2,540,742
    32,528  Stanley Black & Decker, Inc.          2,503,355
                                               ------------
                                                 12,658,335
                                               ------------

            MEDIA -- 1.7%
    50,497  Omnicom Group, Inc.                   2,557,673
    85,563  Thomson Reuters Corp.                 2,472,771
     6,546  Washington Post (The) Co., Class B    2,445,389
                                               ------------
                                                  7,475,833
                                               ------------

            MULTILINE RETAIL -- 0.6%
    53,122  Kohl's Corp.                          2,657,694
                                               ------------

            MULTI-UTILITIES -- 8.9%
    59,549  Alliant Energy Corp.                  2,579,663
   101,631  Avista Corp.                          2,599,721
    44,727  Consolidated Edison, Inc.             2,612,951
    50,788  Dominion Resources, Inc.              2,600,853
    48,536  Integrys Energy Group, Inc.           2,571,923



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
   115,385  MDU Resources Group, Inc.          $  2,583,470
    52,808  NSTAR                                 2,568,053
    48,631  OGE Energy Corp.                      2,601,758
    85,903  Public Service Enterprise Group,
               Inc.                               2,629,491
    56,979  SCANA Corp.                           2,598,812
    43,936  Sempra Energy                         2,634,403
   145,092  TECO Energy, Inc.                     2,546,365
    88,561  Vectren Corp.                         2,573,583
    73,456  Wisconsin Energy Corp.                2,584,182
    97,664  Xcel Energy, Inc.                     2,585,166
                                               ------------
                                                 38,870,394
                                               ------------

            OFFICE ELECTRONICS -- 0.6%
    54,380  CANON, Inc., ADR                      2,591,751
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 5.2%
    23,882  Chevron Corp.                         2,561,106
    33,291  ConocoPhillips                        2,530,449
    66,787  Enbridge, Inc.                        2,594,675
    29,592  Exxon Mobil Corp.                     2,566,514
    79,217  Marathon Oil Corp.                    2,511,179
    25,969  Occidental Petroleum Corp.            2,473,028
    35,686  Royal Dutch Shell PLC, ADR            2,502,659
    47,003  Total S.A., ADR                       2,402,793
    58,032  TransCanada Corp.                     2,495,376
                                               ------------
                                                 22,637,779
                                               ------------

            PHARMACEUTICALS -- 5.9%
    42,225  Abbott Laboratories                   2,587,970
    56,418  AstraZeneca PLC, ADR                  2,510,037
    76,670  Bristol-Myers Squibb Co.              2,587,613
    63,953  Eli Lilly & Co.                       2,575,387
    56,467  GlaxoSmithKline PLC, ADR              2,535,933
    39,518  Johnson & Johnson                     2,606,607
    66,616  Merck & Co., Inc.                     2,558,055
    46,270  Novartis AG, ADR                      2,563,821
   116,220  Pfizer, Inc.                          2,633,545
    66,343  Sanofi, ADR                           2,570,791
                                               ------------
                                                 25,729,759
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.6%
    18,678  Public Storage                        2,580,739
                                               ------------

            ROAD & RAIL -- 0.6%
    23,131  Union Pacific Corp.                   2,486,120
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.3%
    63,682  Analog Devices, Inc.                  2,572,753
   198,717  Applied Materials, Inc.               2,472,039
    91,359  Intel Corp.                           2,568,102


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    70,345  Xilinx, Inc.                       $  2,562,668
                                               ------------
                                                 10,175,562
                                               ------------

            SOFTWARE -- 1.1%
    92,375  CA, Inc.                              2,545,855
    79,024  Microsoft Corp.                       2,548,524
                                               ------------
                                                  5,094,379
                                               ------------

            SPECIALTY RETAIL -- 1.1%
    51,375  Home Depot (The), Inc.                2,584,676
   152,932  Staples, Inc.                         2,474,440
                                               ------------
                                                  5,059,116
                                               ------------

            TOBACCO -- 2.9%
    84,000  Altria Group, Inc.                    2,593,080
    24,989  British American Tobacco PLC, ADR     2,529,387
    19,608  Lorillard, Inc.                       2,538,844
    29,215  Philip Morris International, Inc.     2,588,741
    62,149  Reynolds American, Inc.               2,575,454
                                               ------------
                                                 12,825,506
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
    92,125  Vodafone Group PLC, ADR               2,549,099
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          438,209,717
             (Cost $389,555,812) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    292,199
                                               ------------
            NET ASSETS -- 100.0%               $438,501,916
                                               ============


(a)   Master Limited Partnership ("MLP").

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,204,208 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,550,303.

ADR - American Depositary Receipt



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

MARCH 31, 2012 (UNAUDITED)


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $438,209,717    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------

            COMMON STOCKS (a) -- 99.9%
            AIR FREIGHT & LOGISTICS -- 3.5%
     9,680  C.H. Robinson Worldwide, Inc.      $    633,943
    13,876  Expeditors International of
               Washington, Inc.                     645,373
                                               ------------
                                                  1,279,316
                                               ------------

            BEVERAGES -- 1.8%
    10,676  Monster Beverage Corp. (b)              662,873
                                               ------------

            BIOTECHNOLOGY -- 10.8%
     7,141  Alexion Pharmaceuticals, Inc. (b)       663,113
     9,434  Amgen, Inc.                             641,418
     5,290  Biogen Idec, Inc. (b)                   666,381
     8,408  Celgene Corp. (b)                       651,788
    13,603  Gilead Sciences, Inc. (b)               664,507
    14,804  Vertex Pharmaceuticals, Inc. (b)        607,112
                                               ------------
                                                  3,894,319
                                               ------------

            CHEMICALS -- 1.8%
     8,659  Sigma-Aldrich Corp.                     632,626
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.7%
     7,317  Stericycle, Inc. (b)                    611,994
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.6%
    14,925  Apollo Group, Inc., Class A (b)         576,702
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.7%
    86,017  Flextronics International Ltd. (b)      621,903
                                               ------------

            FOOD & STAPLES RETAILING -- 3.5%
     7,029  Costco Wholesale Corp.                  638,233
     7,465  Whole Foods Market, Inc.                621,088
                                               ------------
                                                  1,259,321
                                               ------------

            FOOD PRODUCTS -- 1.6%
    12,369  Green Mountain Coffee Roasters,
               Inc. (b)                             579,364
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               3.6%
    16,000  DENTSPLY International, Inc.            642,080
     1,203  Intuitive Surgical, Inc. (b)            651,725
                                               ------------
                                                  1,293,805
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               3.5%
    11,698  Express Scripts Holding Co. (b)         633,798
     8,334  Henry Schein, Inc. (b)                  630,717
                                               ------------
                                                  1,264,515
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               5.1%
    25,756  Ctrip.com International Ltd., ADR
               (b)                                  557,360


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
    11,946  Starbucks Corp.                    $    667,662
     5,007  Wynn Resorts Ltd.                       625,274
                                               ------------
                                                  1,850,296
                                               ------------

            INTERNET & CATALOG RETAIL -- 9.1%
     3,433  Amazon.com, Inc. (b)                    695,217
    18,913  Expedia, Inc.                           632,451
    32,448  Liberty Interactive Corp., Class A
               (b)                                  619,432
     5,777  Netflix, Inc. (b)                       664,586
       941  priceline.com, Inc. (b)                 675,167
                                               ------------
                                                  3,286,853
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               1.7%
    16,866  eBay, Inc. (b)                          622,187
                                               ------------

            IT SERVICES -- 5.2%
    11,537  Automatic Data Processing, Inc.         636,727
     9,190  Fiserv, Inc. (b)                        637,694
    19,971  Paychex, Inc.                           618,901
                                               ------------
                                                  1,893,322
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.8%
    19,230  Mattel, Inc.                            647,282
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.8%
    13,596  Life Technologies Corp. (b)             663,757
                                               ------------

            MACHINERY -- 1.7%
    13,419  PACCAR, Inc.                            628,412
                                               ------------

            MEDIA -- 9.0%
    21,548  Comcast Corp., Class A                  646,655
    13,391  DIRECTV, Class A (b)                    660,712
    31,767  News Corp., Class A                     625,492
   281,267  Sirius XM Radio, Inc. (b)               649,727
    26,289  Virgin Media, Inc.                      656,699
                                               ------------
                                                  3,239,285
                                               ------------

            METALS & MINING -- 1.5%
     6,263  Randgold Resources Ltd., ADR            551,019
                                               ------------

            MULTILINE RETAIL -- 3.2%
     6,815  Dollar Tree, Inc. (b)                   643,949
     7,700  Sears Holdings Corp. (b) (c)            510,125
                                               ------------
                                                  1,154,074
                                               ------------

            PHARMACEUTICALS -- 7.2%
    27,770  Mylan, Inc. (b)                         651,207
     6,276  Perrigo Co.                             648,374
    14,755  Teva Pharmaceutical Industries
               Ltd., ADR                            664,860


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
    37,524  Warner Chilcott PLC, Class A (b)   $    630,778
                                               ------------
                                                  2,595,219
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.5%
    21,859  First Solar, Inc. (b) (c)               547,568
                                               ------------

            SOFTWARE -- 3.4%
    50,253  Activision Blizzard, Inc.               644,244
    36,407  Electronic Arts, Inc. (b)               599,987
                                               ------------
                                                  1,244,231
                                               ------------

            SPECIALTY RETAIL -- 7.1%
     9,627  Bed Bath & Beyond, Inc. (b)             633,168
     7,139  O'Reilly Automotive, Inc. (b)           652,148
    11,391  Ross Stores, Inc.                       661,817
    38,713  Staples, Inc.                           626,376
                                               ------------
                                                  2,573,509
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               1.9%
     5,060  Fossil, Inc. (b)                        667,819
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.8%
    12,173  Fastenal Co.                            658,559
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES
               -- 1.8%
    24,069  Vodafone Group PLC, ADR                 665,989
                                               ------------

            TOTAL COMMON STOCKS -- 99.9%         36,166,119
            (Cost $31,914,663)

            MONEY MARKET FUND -- 0.1%
    19,486  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (d)                               19,486
             (Cost $19,486)                    ------------


             INVESTMENTS OF COLLATERAL FOR
               SECURITIES LOANED -- 1.2%
             MONEY MARKET FUND -- 0.6%
   210,481   Goldman Sachs Financial Square
                Government Fund, 0.04% (e)          210,481
              (Cost $210,481)                  ------------


PRINCIPAL
VALUE       DESCRIPTION                            VALUE
-----------------------------------------------------------

            REPURCHASE AGREEMENT -- 0.6%
$  210,279  JPMorgan Chase & Co., 0.01% (e),
               dated 03/30/12, due 04/02/12,
               with a maturity value of
               $210,279. Collateralized by
               U.S. Treasury Note, interest
               rate of 1.50%, due 07/31/16.
               The market value of the
               collateral including accrued
               interest was $214,229.          $    210,279
            (Cost $210,279)                    ------------


            TOTAL INVESTMENTS OF COLLATERAL
             FOR SECURITIES LOANED -- 1.2%         420,760
            (Cost $420,760)                    ------------


           TOTAL INVESTMENTS -- 101.2%           36,606,365
            (Cost $32,354,909) (f)
           NET OTHER ASSETS AND
            LIABILITIES -- (1.2)%                  (432,200)
                                               ------------
           NET ASSETS -- 100.0%                $ 36,174,165
                                               ============


(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $411,265 and the total market value of the collateral held by the Fund is $420,760.

(d)   Represents annualized 7-day yield at March 31, 2012.

(e)   Interest rate shown reflects yield as of March 31, 2012.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,876,954 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,625,498.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

MARCH 31, 2012 (UNAUDITED)


------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1     LEVEL 2    LEVEL 3
-------------------------------------------------------------
Common Stocks*               $ 36,166,119  $    --    $    --
Money Market Funds                229,967       --         --
Repurchase Agreement              210,279       --         --
                             --------------------------------
Total Investments            $ 36,606,365  $    --    $    --
                             ================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.9%
    32,047  Hexcel Corp. (a)                   $    769,448
                                               ------------

            AUTOMOBILES -- 8.3%
    44,452  Tesla Motors, Inc. (a) (b)            1,655,393
                                               ------------

            BUILDING PRODUCTS -- 0.8%
    11,444  Ameresco, Inc., Class A (a)             155,066
                                               ------------

            CHEMICALS -- 0.9%
    15,190  Zoltek Cos., Inc. (a)                   171,951
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               0.4%
    12,074  EnerNOC, Inc. (a)                        86,933
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.9%
    59,404  A123 Systems, Inc. (a)                   66,532
    22,757  American Superconductor Corp.
            (a) (b)                                  93,759
   122,027  Capstone Turbine Corp. (a) (b)          124,467
    62,373  FuelCell Energy, Inc. (a)                97,926
                                               ------------
                                                    382,684
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 16.0%
    61,165  AVX Corp.                               811,048
    18,797  Echelon Corp. (a)                        83,271
    19,116  Elster Group SE, ADR (a)                302,224
    17,611  Itron, Inc. (a)                         799,715
    12,475  Maxwell Technologies, Inc. (a)          228,667
    53,841  Power-One, Inc. (a)                     244,977
    19,604  Universal Display Corp. (a) (b)         716,134
                                               ------------
                                                  3,186,036
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 2.0%
    20,089  Ormat Technologies, Inc.                404,793
                                               ------------

            MACHINERY -- 2.2%
    11,799  ESCO Technologies, Inc.                 433,849
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               3.8%
    24,877  Amyris, Inc. (a) (b)                    128,863
    11,700  Gevo, Inc. (a) (b)                      107,523
    13,094  Green Plains Renewable Energy,
               Inc. (a)                             141,284
    26,411  Solazyme, Inc. (a) (b)                  386,393
                                               ------------
                                                    764,063
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 59.7%
    19,306  Advanced Energy Industries, Inc.
               (a)                                  253,295
    19,099  Canadian Solar, Inc. (a) (b)             60,735
    49,337  Cree, Inc. (a)                        1,560,529


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    55,506  Fairchild Semiconductor
               International, Inc. (a)         $    815,938
    36,753  First Solar, Inc. (a) (b)               920,663
    52,952  GT Advanced Technologies, Inc.
               (a)                                  437,913
    30,541  International Rectifier Corp.
               (a)                                  704,581
    13,820  IXYS Corp. (a)                          182,424
    59,129  JA Solar Holdings Co., Ltd., ADR
               (a) (b)                               91,650
    41,285  LDK Solar Co., Ltd., ADR (a) (b)        165,140
    48,377  Linear Technology Corp.               1,630,305
   106,689  MEMC Electronic Materials, Inc.
               (a)                                  385,147
    38,676  Microsemi Corp. (a)                     829,213
    14,618  O2Micro International Ltd., ADR
               (a)                                   82,007
   178,573  ON Semiconductor Corp. (a)            1,608,943
    12,503  Power Integrations, Inc.                464,111
    38,548  Renesola Ltd., ADR (a) (b)               89,046
     9,982  Rubicon Technology, Inc. (a)            104,112
    18,395  STR Holdings, Inc. (a) (b)               89,032
    51,895  SunPower Corp., Class A (a) (b)         331,090
    57,291  Suntech Power Holdings Co.,
               Ltd., ADR (a) (b)                    175,311
    32,437  Trina Solar Ltd., ADR (a) (b)           231,276
    17,142  Veeco Instruments, Inc. (a) (b)         490,261
    46,582  Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                    168,627
                                               ------------
                                                 11,871,349
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         19,881,565
            (Cost $26,777,720)

            INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 16.1%
            MONEY MARKET FUND -- 8.1%
 1,599,983  Goldman Sachs Financial Square
               Government Fund, 0.04% (c)         1,599,983
             (Cost $1,599,983)                 ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND

MARCH 31, 2012 (UNAUDITED)


PRINCIPAL
VALUE       DESCRIPTION                            VALUE
-----------------------------------------------------------
            INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED (CONTINUED)
            REPURCHASE AGREEMENT -- 8.0%
$1,598,448  JPMorgan Chase & Co., 0.01% (c),
               dated 03/30/12, due 04/02/12,
               with a maturity value of
               $1,598,449. Collateralized by
               U.S. Treasury Note, interest
               rate of 1.50%, due 07/31/16.
               The market value of the
               collateral including accrued
               interest was $1,628,476.        $  1,598,448
                                               ------------
             (Cost $1,598,448)

            TOTAL INVESTMENTS OF COLLATERAL
              FOR SECURITIES LOANED -- 16.1%
                                                  3,198,431
                                               ------------
             (Cost $3,198,431)

            TOTAL INVESTMENTS -- 116.0%          23,079,996
             (Cost $29,976,151) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (16.0)%              (3,175,553)
                                               ------------
            NET ASSETS -- 100.0%               $ 19,904,443
                                               ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $3,099,446 and the total market value of the collateral held by the Fund is $3,198,431.

(c)   Interest rate shown reflects yield as of March 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,036,198 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,932,353.

ADR - American Depositary Receipt


------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1     LEVEL 2    LEVEL 3
-------------------------------------------------------------
Common Stocks*               $19,881,565  $     --    $    --
Money Market Fund              1,599,983        --         --
Repurchase Agreement           1,598,448        --         --
-------------------------------------------------------------
Total Investments            $23,079,996  $     --    $    --
                             ================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            DIVERSIFIED REITS -- 6.4%
    34,034  American Assets Trust, Inc.        $    775,975
    67,552  CapLease, Inc.                          272,235
   106,147  Cousins Properties, Inc.                804,594
    11,156  Gladstone Commercial Corp.              191,995
    85,677  Investors Real Estate Trust             658,856
   118,801  Liberty Property Trust                4,243,572
    11,132  One Liberty Properties, Inc.            203,716
    18,938  PS Business Parks, Inc.               1,241,197
   188,642  Vornado Realty Trust                 15,883,656
    67,546  Washington Real Estate
               Investment Trust                   2,006,116
    29,972  Winthrop Realty Trust                   347,375
                                               ------------
                                                 26,629,287
                                               ------------

            INDUSTRIAL REITS -- 5.1%
   250,677  DCT Industrial Trust, Inc.            1,478,994
    28,396  EastGroup Properties, Inc.            1,426,047
    88,290  First Industrial Realty Trust,
               Inc. (b)                           1,090,382
    51,260  First Potomac Realty Trust              619,733
    40,692  Monmouth Real Estate Investment
               Corp., Class A                       396,340
   467,808  Prologis, Inc.                       16,850,444
    13,939  STAG Industrial, Inc.                   194,588
    11,036  Terreno Realty Corp.                    157,925
                                               ------------
                                                 22,214,453
                                               ------------

            OFFICE REITS -- 16.1%
    63,225  Alexandria Real Estate Equities,
               Inc.                               4,623,644
   157,191  BioMed Realty Trust, Inc.             2,983,485
   151,134  Boston Properties, Inc.              15,867,559
   145,475  Brandywine Realty Trust               1,670,053
    85,333  CommonWealth REIT                     1,588,900
    21,147  Coresite Realty Corp.                   498,858
    73,406  Corporate Office Properties
               Trust                              1,703,753
   109,227  Digital Realty Trust, Inc.            8,079,521
   142,285  Douglas Emmett, Inc.                  3,245,521
   264,030  Duke Realty Corp.                     3,786,190
    64,225  DuPont Fabros Technology, Inc.        1,570,301
    73,544  Franklin Street Properties Corp.        779,566
    35,968  Government Properties Income
               Trust                                867,189
    74,065  Highwoods Properties, Inc.            2,467,846
    17,454  Hudson Pacific Properties, Inc.         264,079
    69,660  Kilroy Realty Corp.                   3,246,853
   137,798  Lexington Realty Trust                1,238,804
    89,490  Mack-Cali Realty Corp.                2,579,102
    20,488  Mission West Properties, Inc.           202,012
    43,660  MPG Office Trust, Inc. (b)              102,164
    22,419  Parkway Properties, Inc.                234,951
   175,953  Piedmont Office Realty Trust,
               Inc., Class A                      3,123,166


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            OFFICE REITS (CONTINUED)
    88,030  SL Green Realty Corp.              $  6,826,727
                                               ------------
                                                 67,550,244
                                               ------------

            RESIDENTIAL REITS -- 18.3%
    75,997  American Campus Communities,
               Inc.                               3,398,586
   123,476  Apartment Investment &
               Management Co., Class A            3,261,001
    43,263  Associated Estates Realty Corp.         706,917
    97,041  AvalonBay Communities, Inc.          13,716,745
    77,195  BRE Properties, Inc.                  3,902,207
    80,321  Camden Property Trust                 5,281,106
    31,303  Campus Crest Communities, Inc.          364,993
    89,557  Colonial Properties Trust             1,946,074
    93,568  Education Realty Trust, Inc.          1,014,277
    41,869  Equity Lifestyle Properties,
               Inc.                               2,919,944
   306,020  Equity Residential                   19,162,972
    35,480  Essex Property Trust, Inc.            5,375,575
    49,302  Home Properties, Inc.                 3,007,915
    41,712  Mid-America Apartment
               Communities, Inc.                  2,795,955
    54,263  Post Properties, Inc.                 2,542,764
    26,959  Sun Communities, Inc.                 1,168,133
   227,639  UDR, Inc.                             6,080,238
    13,063  UMH Properties, Inc.                    143,171
                                               ------------
                                                 76,788,573
                                               ------------

            RETAIL REITS -- 27.7%
    43,586  Acadia Realty Trust                     982,428
    11,462  Agree Realty Corp.                      258,812
     2,081  Alexander's, Inc.                       819,664
   151,220  CBL & Associates Properties,
               Inc.                               2,861,082
    57,933  Cedar Realty Trust, Inc.                296,617
   236,286  DDR Corp.                             3,449,776
    60,826  Equity One, Inc.                      1,229,902
    30,873  Excel Trust, Inc.                       372,946
    64,897  Federal Realty Investment Trust       6,281,381
   600,584  General Growth Properties, Inc.      10,203,922
    27,570  Getty Realty Corp.                      429,541
   118,470  Glimcher Realty Trust                 1,210,763
    78,948  Inland Real Estate Corp.                700,269
   414,812  Kimco Realty Corp.                    7,989,279
    64,847  Kite Realty Group Trust                 341,744
   134,533  Macerich (The) Co.                    7,769,281
   107,812  National Retail Properties, Inc.      2,931,408
    56,554  Pennsylvania Real Estate
               Investment Trust                     863,580
    39,481  Ramco-Gershenson Properties
               Trust                                482,458
   135,952  Realty Income Corp.                   5,265,421
    91,655  Regency Centers Corp.                 4,076,814


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            RETAIL REITS (CONTINUED)
    50,618  Retail Opportunity Investments
               Corp.                           $    609,441
    22,826  Rouse Properties, Inc. (b)              309,064
    11,990  Saul Centers, Inc.                      483,916
   312,143  Simon Property Group, Inc.           45,472,992
    92,528  Tanger Factory Outlet Centers,
               Inc.                               2,750,857
    59,175  Taubman Centers, Inc.                 4,316,816
    23,692  Urstadt Biddle Properties, Inc.,
               Class A                              467,680
   123,172  Weingarten Realty Investors           3,255,436
                                               ------------
                                                116,483,290
                                               ------------

            SPECIALIZED REITS -- 26.2%
    69,341  Ashford Hospitality Trust               624,762
    14,087  Chatham Lodging Trust                   178,764
    32,744  Chesapeake Lodging Trust                588,410
    52,224  Cogdell Spencer, Inc.                   221,430
   124,408  CubeSmart                             1,480,455
   171,150  DiamondRock Hospitality Co.           1,761,134
    47,553  Entertainment Properties Trust        2,205,508
    96,635  Extra Space Storage, Inc.             2,782,122
   126,978  FelCor Lodging Trust, Inc. (b)          457,121
   417,403  HCP, Inc.                            16,470,722
   214,322  Health Care REIT, Inc.               11,779,137
    79,445  Healthcare Realty Trust, Inc.         1,747,790
   156,481  Hersha Hospitality Trust                854,386
   125,899  Hospitality Properties Trust          3,332,547
   721,179  Host Hotels & Resorts, Inc.          11,841,759
    87,279  LaSalle Hotel Properties              2,456,031
    30,987  LTC Properties, Inc.                    991,584
   137,879  Medical Properties Trust, Inc.        1,279,517
    28,317  National Health Investors, Inc.       1,381,303
   105,899  OMEGA Healthcare Investors, Inc.      2,251,413
    51,933  Pebblebrook Hotel Trust               1,172,647
   144,904  Public Storage                       20,021,386
    29,247  RLJ Lodging Trust                       544,872
   165,776  Senior Housing Properties Trust       3,655,361
    29,526  Sovran Self Storage, Inc.             1,471,281
   166,496  Strategic Hotels & Resorts, Inc.
               (b)                                1,095,544
    27,803  Summit Hotel Properties, Inc.           210,747
   120,907  Sunstone Hotel Investors, Inc.
               (b)                                1,177,634
    12,909  Universal Health Realty Income
               Trust                                511,584
   294,476  Ventas, Inc.                         16,814,580
                                               ------------
                                                111,361,531
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.8%
            (Cost $401,628,076)                $421,027,378

            MONEY MARKET FUND -- 0.1%
   397,273  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (c)
             (Cost $397,273)                        397,273
                                               ------------

            TOTAL INVESTMENTS -- 99.9%          421,424,651
             (Cost $402,025,349) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                    393,978
                                               ------------
            NET ASSETS -- 100.0%               $421,818,629
                                               ============

(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard ("GICS") Sub-Industry.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at March 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,926,919 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,527,617.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 421,027,378   $      --     $      --
Money Market Fund           397,273          --            --
                      ---------------------------------------
Total Investments     $ 421,424,651   $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            CHEMICALS -- 3.7%
    21,113  Ashland, Inc.                      $  1,289,160
    79,160  Calgon Carbon Corp. (a)               1,235,687
                                               ------------
                                                  2,524,847
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               3.7%
    94,790  Tetra Tech, Inc. (a)                  2,498,664
                                               ------------

            CONSTRUCTION & ENGINEERING -- 8.2%
    35,723  AECOM Technology Corp. (a)              799,123
    75,067  Aegion Corp. (a)                      1,338,445
    31,731  Layne Christensen Co. (a)               706,015
    89,152  Northwest Pipe Co. (a)                1,893,588
    20,555  URS Corp.                               873,999
                                               ------------
                                                  5,611,170
                                               ------------

            ELECTRICAL EQUIPMENT -- 6.6%
    23,100  Emerson Electric Co.                  1,205,358
    39,310  Franklin Electric Co., Inc.           1,928,942
    14,078  Roper Industries, Inc.                1,395,974
                                               ------------
                                                  4,530,274
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 4.2%
    40,634  Badger Meter, Inc.                    1,381,150
    32,485  Itron, Inc. (a)                       1,475,144
                                               ------------
                                                  2,856,294
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.3%
     9,983  IDEXX Laboratories, Inc. (a)            873,013
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 3.7%
    44,405  Danaher Corp.                         2,486,680
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               3.3%

    50,548  Agilent Technologies, Inc.            2,249,892
                                               ------------

            MACHINERY -- 40.7%
    25,022  Crane Co.                             1,213,567
   835,484  Energy Recovery, Inc. (a)             1,921,613
   676,458  Flow International Corp. (a)          2,719,361
    11,502  Flowserve Corp.                       1,328,596
    48,227  IDEX Corp.                            2,031,804
    89,561  ITT Corp.                             2,054,529
    44,152  Lindsay Corp.                         2,925,953
    30,103  Mueller Industries, Inc.              1,368,181
   978,164  Mueller Water Products, Inc.,
               Class A                            3,257,286
    36,772  Pall Corp.                            2,192,715
    64,810  Pentair, Inc.                         3,085,604
     8,625  Valmont Industries, Inc.              1,012,661


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            MACHINERY (CONTINUED)
    65,470  Watts Water Technologies, Inc.,
               Class A                         $  2,667,903
                                               ------------
                                                 27,779,773
                                               ------------

            MULTI-UTILITIES -- 4.9%
   201,962  Veolia Environment, ADR               3,334,393
                                               ------------

            WATER UTILITIES -- 19.6%
    21,425  American States Water Co.               774,300
    76,613  American Water Works Co., Inc.        2,607,140
   110,034  Aqua America, Inc.                    2,452,658
   131,919  California Water Service Group        2,402,245
    43,610  Cia de Saneamento Basico do Estado
               de Sao Paulo, ADR                  3,341,398
   225,202  Consolidated Water Co., Ltd.          1,781,348
                                               ------------
                                                 13,359,089
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         68,104,089
            (Cost $61,041,923)

            MONEY MARKET FUND -- 0.0%
     1,013  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (b)                                1,013
             (Cost $1,013)                     ------------

            TOTAL INVESTMENTS -- 99.9%           68,105,102
             (Cost $61,042,936) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     93,744
                                               ------------
            NET ASSETS -- 100.0%               $ 68,198,846
                                               ============


(a)   Non-income producing security.

(b)   Represents annualized 7-day yield at March 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,187,128 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,124,962.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND

MARCH 31, 2012 (UNAUDITED)


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 68,104,089    $      --     $      --
Money Market Fund            1,013           --            --
                      ---------------------------------------
Total Investments     $ 68,105,102    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            GAS UTILITIES -- 3.7%
   685,822  Questar Corp.                      $ 13,208,932
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               96.4%
   158,478  Anadarko Petroleum Corp.             12,415,166
   125,745  Apache Corp.                         12,629,828
   387,013  Cabot Oil & Gas Corp.                12,063,195
   358,182  Cenovus Energy, Inc.                 12,873,061
   550,346  Chesapeake Energy Corp.              12,751,517
   163,854  Cimarex Energy Co.                   12,366,061
   885,950  Comstock Resources, Inc. (a)         14,024,588
   188,139  Devon Energy Corp.                   13,380,446
   679,963  EnCana Corp.                         13,361,273
   117,498  EOG Resources, Inc.                  13,054,028
   260,416  EQT Corp.                            12,554,655
 1,943,993  EXCO Resources, Inc.                 12,888,674
 1,064,672  Forest Oil Corp. (a)                 12,903,825
 1,966,635  Magnum Hunter Resources Corp. (a)    12,606,130
   380,048  Newfield Exploration Co. (a)         13,180,065
   139,969  Noble Energy, Inc.                   13,686,169
 2,182,677  PetroQuest Energy, Inc. (a)          13,401,637
   422,339  QEP Resources, Inc.                  12,881,339
 2,483,594  Quicksilver Resources, Inc. (a)      12,517,314
   212,735  Range Resources Corp.                12,368,413
 1,651,681  SandRidge Energy, Inc. (a)           12,932,662
   171,719  SM Energy Co.                        12,152,554
   403,070  Southwestern Energy Co. (a)          12,333,942
   482,190  Statoil ASA, ADR                     13,072,171
   425,937  Stone Energy Corp. (a)               12,177,539
 1,009,772  Talisman Energy, Inc.                12,723,127
   576,404  Ultra Petroleum Corp. (a)            13,044,022
                                               ------------
                                                346,343,401
                                               ------------
            TOTAL COMMON STOCKS -- 100.1%       359,552,333
            (Cost $436,963,085)

            MONEY MARKET FUND -- 0.0%
   108,159  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.03% (b)                              108,159
             (Cost $108,159)                   ------------

            TOTAL INVESTMENTS -- 100.1%         359,660,492
             (Cost $437,071,244) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (220,097)
                                               ------------
            NET ASSETS -- 100.0%               $359,440,395
                                               ============


(a)   Non-income producing security.

(b)   Represents annualized 7-day yield at March 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,501,151 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $85,911,903.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 359,552,333    $    --       $    --
Money Market Fund           108,159         --            --
                      --------------------------------------
Total Investments     $ 359,660,492    $    --       $    --
                      ======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.2%
            AIRLINES -- 0.5%
    21,247  China Southern Airlines Co., Ltd.,
               ADR (a) (b)                     $    502,067
                                               ------------

            AUTOMOBILES -- 4.9%
   164,442  Tata Motors Ltd., ADR (b)             4,435,001
                                               ------------

            COMMERCIAL BANKS -- 15.0%
   198,190  HDFC Bank Ltd., ADR                   6,758,279
   197,701  ICICI Bank Ltd., ADR                  6,893,834
                                               ------------
                                                 13,652,113
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.7%
    22,750  New Oriental Education &
               Technology Group, Inc., ADR (a)      624,715
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.9%
     9,172  China Telecom Corp., Ltd., ADR          503,543
    75,659  China Unicom (Hong Kong) Ltd., ADR    1,271,071
                                               ------------
                                                  1,774,614
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               0.7%
    20,899  Mindray Medical International
               Ltd., ADR (b)                        689,040
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               5.9%
    23,709  Ctrip.com International Ltd., ADR
               (a)                                  513,063
    18,389  Home Inns & Hotels Management,
               Inc., ADR (a) (b)                    469,103
   325,728  Melco Crown Entertainment Ltd.,
               ADR (a)                            4,433,158
                                               ------------
                                                  5,415,324
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.7%
    27,589  Huaneng Power International, Inc.,
               ADR                                  604,751
                                               ------------

            INSURANCE -- 1.7%
    40,166  China Life Insurance Co., Ltd.,
               ADR (b)                            1,561,252
                                               ------------

            INTERNET & CATALOG RETAIL -- 2.6%
   105,783  E-Commerce China Dangdang, Inc.,
               ADR (a) (b)                          856,842
    66,183  MakeMyTrip Ltd. (a) (b)               1,520,224
                                               ------------
                                                  2,377,066
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               17.2%
    59,858  21Vianet Group, Inc., ADR (a) (b)       679,388
    42,912  Baidu, Inc., ADR (a)                  6,255,282
    11,641  NetEase.com, Inc., ADR (a)              676,342


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
    28,488  Qihoo 360 Technology Co. Ltd., ADR
               (a) (b)                         $    696,532
   149,479  Renren, Inc., ADR (a) (b)               825,124
   369,570  Sify Technologies Ltd., ADR (a)
               (b)                                1,201,103
    51,740  SINA Corp. (a)                        3,363,100
    10,499  Sohu.com, Inc. (a) (b)                  579,230
    39,745  SouFun Holdings Ltd., ADR               751,975
    27,598  Youku, Inc., ADR (a) (b)                606,880
                                               ------------
                                                 15,634,956
                                               ------------

            IT SERVICES -- 10.4%
   106,701  Infosys Ltd., ADR (b)                 6,085,158
   305,977  Wipro Ltd., ADR                       3,365,747
                                               ------------
                                                  9,450,905
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.8%
    49,558  WuXi PharmaTech Cayman, Inc., ADR
               (a)                                  713,635
                                               ------------

            MARINE -- 0.7%
    37,037  Seaspan Corp. (b)                       642,222
                                               ------------

            MEDIA -- 0.7%
    24,221  Focus Media Holding Ltd., ADR           608,432
                                               ------------

            METALS & MINING -- 4.4%
    46,107  Aluminum Corp. of China Ltd., ADR
               (b)                                  547,290
   401,065  Sterlite Industries (India) Ltd.,
               ADR                                3,425,095
                                               ------------
                                                  3,972,385
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               13.1%
    15,397  China Petroleum & Chemical Corp.,
               ADR                                1,673,962
    16,498  CNOOC Ltd., ADR                       3,370,376
    44,956  PetroChina Co., Ltd., ADR             6,317,667
    23,862  Yanzhou Coal Mining Co., Ltd., ADR      515,658
                                               ------------
                                                 11,877,663
                                               ------------

            PHARMACEUTICALS -- 2.0%
    52,972  Dr. Reddy's Laboratories Ltd., ADR    1,830,712
                                               ------------

            PROFESSIONAL SERVICES -- 0.8%
    12,154  51job, Inc., ADR (a)                    691,076
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.7%
   120,895  LDK Solar Co., Ltd., ADR (a) (b)        483,580
    24,024  Spreadtrum Communications, Inc.,
               ADR (b)                              396,396
   202,235  Suntech Power Holdings Co., Ltd.,
               ADR (a) (b)                          618,839



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    69,104  Trina Solar Ltd., ADR (a) (b)      $    492,711
   123,617  Yingli Green Energy Holding Co.,
               Ltd., ADR (a) (b)                    447,494
                                               ------------
                                                  2,439,020
                                               ------------

            SOFTWARE -- 4.8%
    61,533  AsiaInfo-Linkage, Inc. (a) (b)          775,316
    23,105  Changyou.com Ltd., ADR (a)              627,301
   137,177  Giant Interactive Group, Inc., ADR      672,167
    50,096  Perfect World Co., Ltd., ADR (a)        810,553
   163,717  Shanda Games Ltd., ADR                  851,328
    51,844  VanceInfo Technologies, Inc., ADR
               (a) (b)                              624,202
                                               ------------
                                                  4,360,867
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES
               -- 7.0%
   115,600  China Mobile Ltd., ADR                6,367,248
                                               ------------

            TOTAL COMMON STOCKS -- 99.2%         90,225,064
            (Cost $89,729,148)

            INVESTMENTS OF COLLATERAL FOR
              SECURITIES LOANED -- 18.6%
            MONEY MARKET FUND -- 9.3%
 8,426,122  Goldman Sachs Financial Square
               Government Fund, 0.04% (c)         8,426,122
              (Cost $8,426,122)                ------------


PRINCIPAL
VALUE       REPURCHASE AGREEMENT -- 9.3%
----------
$8,418,033  JPMorgan Chase & Co., 0.01% (c),
               dated 03/30/12, due 04/02/12,
               with a maturity value of
               $8,418,040. Collateralized by
               U.S. Treasury Note, interest
               rate of 1.50%, due 07/31/16.
               The market value of the
               collateral including accrued
               interest was $8,576,173.           8,418,033
            (Cost $8,418,033)                  ------------


            TOTAL INVESTMENTS OF COLLATERAL
              FOR SECURITIES LOANED -- 18.6%     16,844,155
             (Cost $16,844,155)                ------------



              TOTAL INVESTMENTS -- 117.8%      $107,069,219
              (Cost $106,573,303) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (17.8)%            (16,161,171)
                                               ------------
             NET ASSETS -- 100.0%              $ 90,908,048
                                               ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate market value of such securities is $16,400,211 and the total market value of the collateral held by the Fund is $16,844,155.

(c)   Interest rate shown reflects yield as of March 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,626,382 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,130,466.

ADR - American Depositary Receipt


------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1     LEVEL 2    LEVEL 3
-------------------------------------------------------------
Common Stocks*                $90,225,064  $    --    $    --
Money Market Fund               8,426,122       --         --
Repurchase Agreement            8,418,033       --         --
                             --------------------------------
Total Investments            $107,069,219  $    --    $    --
                             ================================

COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
----------------------------------------------------

China              46.2%
India              39.0
Hong Kong          14.0
                   -----
                   99.2%
                   =====

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.0%
    22,547  Textron, Inc.                      $    627,483
     9,564  Triumph Group, Inc.                     599,280
                                               ------------
                                                  1,226,763
                                               ------------

            AIR FREIGHT & LOGISTICS -- 1.0%
    30,034  Park-Ohio Holdings Corp. (a)            602,182
                                               ------------

            AIRLINES -- 2.0%
   118,938  Hawaiian Holdings, Inc. (a)             622,046
   120,308  JetBlue Airways Corp. (a)               588,306
                                               ------------
                                                  1,210,352
                                               ------------

            AUTO COMPONENTS -- 3.0%
    38,011  Dana Holding Corp.                      589,171
    35,234  Federal-Mogul Corp. (a)                 606,377
    16,648  Tenneco, Inc. (a)                       618,473
                                               ------------
                                                  1,814,021
                                               ------------

            AUTOMOBILES -- 1.1%
    23,423  Tata Motors Ltd., ADR                   631,718
                                               ------------

            CHEMICALS -- 4.2%
    10,050  Ashland, Inc.                           613,653
     3,334  CF Industries Holdings, Inc.            608,955
    25,773  Kronos Worldwide, Inc.                  642,779
    58,911  Zoltek Cos., Inc. (a)                   666,872
                                               ------------
                                                  2,532,259
                                               ------------

            COMPUTERS & PERIPHERALS -- 3.0%
     1,033  Apple, Inc. (a)                         619,253
    15,666  Diebold, Inc.                           603,454
    22,466  Seagate Technology PLC                  605,459
                                               ------------
                                                  1,828,166
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.0%
    26,459  Dycom Industries, Inc. (a)              618,082
                                               ------------

            CONSUMER FINANCE -- 2.1%
    18,528  Discover Financial Services             617,723
    19,041  EZCORP, Inc., Class A (a)               617,976
                                               ------------
                                                  1,235,699
                                               ------------

            CONTAINERS & PACKAGING -- 1.1%
    43,287  Myers Industries, Inc.                  638,483
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.0%
     9,871  Coinstar, Inc. (a)                      627,302
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.0%
    23,061  NASDAQ OMX Group (The), Inc. (a)        597,280
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.0%
    17,065  BT Group PLC, ADR                       617,070
                                               ------------


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 5.1%
    63,570  Celestica, Inc. (a)                $    608,365
    28,286  Insight Enterprises, Inc. (a)           620,312
    24,390  Jabil Circuit, Inc.                     612,676
    11,576  MTS Systems Corp.                       614,570
    11,407  Tech Data Corp. (a)                     618,944
                                               ------------
                                                  3,074,867
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 1.0%
     7,684  Oil States International, Inc. (a)      599,813
                                               ------------

            FOOD & STAPLES RETAILING -- 1.0%
    34,289  Ingles Markets, Inc., Class A           604,858
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.1%
    24,629  Alere, Inc. (a)                         640,600
    29,345  Hologic, Inc. (a)                       632,385
                                               ------------
                                                  1,272,985
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               5.1%
    13,336  Aetna, Inc.                             668,934
    27,431  Community Health Systems, Inc. (a)      610,066
    75,247  Select Medical Holdings Corp. (a)       578,649
   113,142  Tenet Healthcare Corp. (a)              600,784
    14,476  Universal Health Services, Inc.,
               Class B                              606,689
                                               ------------
                                                  3,065,122
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.2%
    21,226  Cedar Fair, L.P. (b)                    628,078
    60,212  Pinnacle Entertainment, Inc. (a)        693,040
                                               ------------
                                                  1,321,118
                                               ------------

            HOUSEHOLD DURABLES -- 2.1%
    18,001  Helen of Troy Ltd. (a)                  612,214
    15,674  Jarden Corp.                            630,565
                                               ------------
                                                  1,242,779
                                               ------------
            INSURANCE -- 1.0%
    13,376  Aflac, Inc.                             615,162
                                               ------------

            IT SERVICES -- 1.0%
     9,973  CACI International, Inc., Class A
               (a)                                  621,218
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.0%
    18,229  Mattel, Inc.                            613,588
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               3.1%
    12,818  Life Technologies Corp. (a)             625,775
    22,514  PerkinElmer, Inc.                       622,737



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES
               (CONTINUED)
    10,779  Thermo Fisher Scientific, Inc.     $    607,720
                                               ------------
                                                  1,856,232
                                               ------------

            MACHINERY -- 7.9%
    12,776  AGCO Corp. (a)                          603,155
    10,968  Cascade Corp.                           549,716
     5,764  Caterpillar, Inc.                       613,981
    50,064  Commercial Vehicle Group, Inc. (a)      611,282
     5,059  Cummins, Inc.                           607,282
    13,954  Kennametal, Inc.                        621,372
    11,842  Timken (The) Co.                        600,863
    24,351  Titan International, Inc.               575,901
                                               ------------
                                                  4,783,552
                                               ------------

            MEDIA -- 12.2%
    20,652  Comcast Corp., Class A                  619,767
    12,886  DIRECTV, Class A (a)                    635,795
    18,977  DISH Network Corp., Class A             624,913
    54,410  Interpublic Group of Cos. (The),
               Inc.                                 620,818
    18,823  Lamar Advertising Co., Class A (a)      610,053
   172,199  LodgeNet Interactive Corp. (a)          602,696
    16,859  Scholastic Corp.                        594,786
    29,386  Shaw Communications, Inc., Class B      621,514
    52,717  Sinclair Broadcast Group, Inc.,
               Class A                              583,050
     7,696  Time Warner Cable, Inc.                 627,224
    16,859  Time Warner, Inc.                       636,427
    25,731  Valassis Communications, Inc. (a)       591,813
                                               ------------
                                                  7,368,856
                                               ------------

            MULTILINE RETAIL -- 3.1%
     9,811  Dillard's, Inc., Class A                618,289
    15,500  Macy's, Inc.                            615,815
    53,573  Saks, Inc. (a)                          621,983
                                               ------------
                                                  1,856,087
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 3.0%
     9,249  Alliance Resource Partners L.P. (b)     555,865
     6,204  Apache Corp.                            623,130
    34,084  Denbury Resources, Inc. (a)             621,351
                                               ------------
                                                  1,800,346
                                               ------------

            PAPER & FOREST PRODUCTS -- 2.1%
    20,866  Neenah Paper, Inc.                      620,555
     8,870  Schweitzer-Mauduit International,
               Inc.                                 612,562
                                               ------------
                                                  1,233,117
                                               ------------

            PHARMACEUTICALS -- 3.2%
    10,277  Abbott Laboratories                     629,877


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
    14,278  Teva Pharmaceutical Industries
               Ltd., ADR                       $    643,367
     9,517  Watson Pharmaceuticals, Inc. (a)        638,210
                                               ------------
                                                  1,911,454
                                               ------------

            PROFESSIONAL SERVICES -- 1.0%
    35,214  On Assignment, Inc. (a)                 615,189
                                               ------------

            ROAD & RAIL -- 2.0%
    12,970  Old Dominion Freight Line, Inc. (a)     618,280
    27,945  RailAmerica, Inc. (a)                   599,700
                                               ------------
                                                  1,217,980
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.0%
    25,449  Cirrus Logic, Inc. (a)                  605,686
   122,185  FSI International, Inc. (a)             597,485
    70,507  LSI Corp. (a)                           612,001
                                               ------------
                                                  1,815,172
                                               ------------

            SOFTWARE -- 2.0%
    22,482  CA, Inc.                                619,604
    40,675  Mentor Graphics Corp. (a)               604,430
                                               ------------
                                                  1,224,034
                                               ------------

            SPECIALTY RETAIL -- 7.1%
     6,939  Advance Auto Parts, Inc.                614,587
    13,908  Ascena Retail Group, Inc. (a)           616,403
    15,844  Cabela's, Inc. (a)                      604,449
    34,196  Cost Plus, Inc. (a)                     612,108
     8,465  Genesco, Inc. (a)                       606,517
    10,731  PetSmart, Inc.                          614,028
    33,936  Sonic Automotive, Inc., Class A         607,794
                                               ------------
                                                  4,275,886
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               4.1%
    49,747  Aircastle Ltd.                          608,903
    23,662  Beacon Roofing Supply, Inc. (a)         609,533
    14,673  GATX Corp.                              591,322
    14,892  United Rentals, Inc. (a)                638,718
                                               ------------
                                                  2,448,476
                                               ------------

            WATER UTILITIES -- 1.0%
    18,424  American Water Works Co., Inc.          626,969
                                               ------------

            TOTAL INVESTMENTS -- 99.9%           60,244,237
             (Cost $55,415,000) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     56,712
                                               ------------
            NET ASSETS -- 100.0%               $ 60,300,949
                                               ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

MARCH 31, 2012 (UNAUDITED)


(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,412,696 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $583,459.

ADR - American Depositary Receipt


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $ 60,244,237    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            COMMERCIAL BANKS -- 81.1%
     1,781  1st Source Corp.                   $     43,581
     1,739  Ameris Bancorp (a)                       22,850
       870  Arrow Financial Corp.                    21,228
    12,739  Associated Banc-Corp.                   177,836
     1,107  BancFirst Corp.                          48,221
     2,431  Bancorp (The), Inc. (a)                  24,407
     2,530  Bank of the Ozarks, Inc.                 79,088
     1,285  Banner Corp.                             28,309
     5,710  BBCN Bancorp, Inc. (a)                   63,552
     5,103  BOK Financial Corp.                     287,197
     5,713  Boston Private Financial Holdings,
               Inc.                                  56,616
       966  Bryn Mawr Bank Corp.                     21,677
       561  Camden National Corp.                    19,719
     2,138  Cardinal Financial Corp.                 24,159
     5,759  Cathay General Bancorp                  101,934
     2,011  Chemical Financial Corp.                 47,138
     2,932  Citizens Republic Bancorp, Inc. (a)      45,769
     1,082  City Holding Co.                         37,567
     2,894  Columbia Banking System, Inc.            65,925
     6,514  Commerce Bancshares, Inc.               263,947
     1,130  Community Trust Bancorp, Inc.            36,239
     7,659  CVB Financial Corp.                      89,917
     1,461  Eagle Bancorp, Inc. (a)                  24,457
    10,886  East West Bancorp, Inc.                 251,358
     1,300  Enterprise Financial Services Corp.      15,262
     1,011  Financial Institutions, Inc.             16,348
     6,342  First Busey Corp.                        31,330
       635  First Citizens BancShares, Inc.,
               Class A                              116,008
     1,307  First Community Bancshares, Inc.         17,462
     4,267  First Financial Bancorp                  73,819
     2,304  First Financial Bankshares, Inc.         81,124
       963  First Financial Corp.                    30,575
     2,091  First Merchants Corp.                    25,803
     5,469  First Midwest Bancorp, Inc.              65,519
       644  First of Long Island (The) Corp.         17,066
     7,997  FirstMerit Corp.                        134,829
    14,666  Fulton Financial Corp.                  153,993
     5,265  Glacier Bancorp, Inc.                    78,659
       987  Great Southern Bancorp, Inc.             23,688
     6,205  Hancock Holding Co.                     220,340
     2,070  Home Bancshares, Inc.                    55,083
     2,153  IBERIABANK Corp.                        115,121
     1,573  Independent Bank Corp.                   45,192
     4,926  International Bancshares Corp.          104,185
     8,163  Investors Bancorp, Inc. (a)             122,608
     1,194  Lakeland Financial Corp.                 31,080
     4,002  MB Financial, Inc.                       84,002
    11,147  National Penn Bancshares, Inc.           98,651
     2,434  NBT Bancorp, Inc.                        53,743
     2,409  Pacific Capital Bancorp (a)             109,875


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
     2,728  PacWest Bancorp                    $     66,290
     2,515  Pinnacle Financial Partners, Inc.
               (a)                                   46,150
     5,302  PrivateBancorp, Inc.                     80,431
     1,835  Renasant Corp.                           29,874
     1,366  Republic Bancorp, Inc., Class A          32,675
     2,060  S&T Bancorp, Inc.                        44,681
     1,012  S.Y. Bancorp, Inc.                       23,478
     1,764  Sandy Spring Bancorp, Inc.               32,052
     1,028  SCBT Financial Corp.                     33,626
     3,381  Signature Bank (a)                      213,138
     1,260  Simmons First National Corp., Class
               A                                     32,546
     1,206  Southside Bancshares, Inc.               26,653
     2,323  State Bank Financial Corp. (a)           40,676
     1,671  StellarOne Corp.                         19,835
     4,546  Sterling Financial Corp. (a)             94,920
     6,276  Sun Bancorp, Inc. (a)                    22,154
    13,759  Susquehanna Bancshares, Inc.            135,939
     3,195  SVB Financial Group (a)                 205,566
     2,766  Texas Capital Bancshares, Inc. (a)       95,759
     2,134  TowneBank                                28,788
     1,170  TriCo Bancshares                         20,381
     4,701  Trustmark Corp.                         117,431
     2,969  UMB Financial Corp.                     132,818
     8,192  Umpqua Holdings Corp.                   111,084
     1,914  Union First Market Bankshares Corp.      26,796
     3,676  United Bankshares, Inc.                 106,089
     3,051  United Community Banks, Inc. (a)         29,747
     1,223  Univest Corp. of Pennsylvania            20,522
     2,216  Virginia Commerce Bancorp, Inc. (a)      19,456
     1,193  Washington Trust Bancorp, Inc.           28,799
     1,950  WesBanco, Inc.                           39,273
     1,413  West Coast Bancorp (a)                   26,734
     2,056  Westamerica Bancorporation               98,688
     5,220  Wilshire Bancorp, Inc. (a)               25,213
     2,657  Wintrust Financial Corp.                 95,094
    13,483  Zions Bancorporation                    289,345
                                               ------------
                                                  6,296,757
                                               ------------

            IT SERVICES -- 0.4%
       758  Cass Information Systems, Inc.           30,282
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 18.4%
     5,887  Beneficial Mutual Bancorp, Inc. (a)      51,452
     1,552  Berkshire Hills Bancorp, Inc.            35,572
     5,141  Brookline Bancorp, Inc.                  48,171
    12,264  Capitol Federal Financial, Inc.         145,451
     2,571  Dime Community Bancshares, Inc.          37,562
     2,263  Flushing Financial Corp.                 30,460
     2,967  Northfield Bancorp, Inc.                 42,191
     7,140  Northwest Bancshares, Inc.               90,678
     1,368  OceanFirst Financial Corp.               19,480
     3,330  Oritani Financial Corp.                  48,884



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND

MARCH 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                            VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
    26,298  People's United Financial, Inc.      $  348,186
     2,161  Rockville Financial, Inc.                25,176
       807  Territorial Bancorp, Inc.                16,794
    22,618  TFS Financial Corp. (a)                 214,871
     6,832  TrustCo Bank Corp. NY                    39,011
     1,150  United Financial Bancorp, Inc.           18,193
     2,467  ViewPoint Financial Group                37,942
     7,869  Washington Federal, Inc.                132,357
     2,023  Westfield Financial, Inc.                16,002
       635  WSFS Financial Corp.                     26,035
                                               ------------
                                                  1,424,468
                                               ------------

            TOTAL INVESTMENTS -- 99.9%            7,751,507
             (Cost $7,430,181) (b)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      8,966
                                               ------------
            NET ASSETS -- 100.0%               $  7,760,473
                                               ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $514,073 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $192,747.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------
Common Stocks*        $  7,751,507    $      --     $      --
                      =======================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of eighteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

      First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc. ticker "FDM")
      First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca, Inc. ticker "FDL")
      First Trust US IPO Index Fund - (NYSE Arca, Inc. ticker "FPX")
      First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca, Inc. ticker "FBT")
      First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca, Inc. ticker "FDN")
      First Trust Strategic Value Index Fund - (NYSE Arca, Inc. ticker "FDV") First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca, Inc. ticker "FVI")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca, Inc. ticker "FVD")
      First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ ticker "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ticker "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca, Inc. ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca, Inc. ticker "FCG")
      First Trust ISE Chindia Index Fund - (NYSE Arca, Inc. ticker "FNI")
      First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca, Inc. ticker "FVL")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
      "QABA")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund's securities will be valued as follows:

      Portfolio securities listed on any exchange other than The NASDAQ(R) Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on one or more securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

      Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2012 (UNAUDITED)


      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED FUND

MARCH 31, 2012 (UNAUDITED)


C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use. "Dow Jones(R)", "Dow Jones Internet Composite Index(SM)", "Dow Jones Select MicroCap Index(SM)" and "Dow Jones Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in such Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund. MORNINGSTAR MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX(R)'s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX(R) and of the U.S. IPOX(R) 100 Index, which is determined, composed and calculated by IPOX(R) without regard to First Trust or the Fund. IPOX(R) IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX(R) SCHUSTER LLC AND IPOX(R) SCHUSTER, IPOX(R)-100 AND IPOX(R)-30 ARE TRADEMARKS AND SERVICE MARKS OF IPOX(R) SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX(R) SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX(R) INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

NASDAQ(R) , NASDAQ-100(R), NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") or its affiliates (NASDAQ OMX with its affiliates are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund have not been passed on by the Corporations as to their legality or suitability. These Funds are not issued, endorsed, sold, or promoted by the Corporations and should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge(R) or their affiliates (NASDAQ OMX and Clean Edge(R), collectively with their affiliates, are referred to herein as the "Corporations"). The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund is not issued, endorsed, sold, or promoted by the Corporations and should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), American Bankers Association ("ABA") or their affiliates (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The First Trust NASDAQ(R) ABA Community Bank Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The NYSE Arca Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE EURONEXT MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

FIRST TRUST EXCHANGE-TRADED FUND
MARCH 31, 2012 (UNAUDITED)


"Credit Suisse", "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group, Credit Suisse Securities (USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust. THE FIRST TRUST STATEGIC VALUE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE OR THE INDEX CALCULATION AGENT, AND CREDIT SUISSE AND THE INDEX CALCULATION AGENT MAKE NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCT(S) OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT, THE FIGURE AT WHICH THE SAID INDEX STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE US VALUE INDEX, POWERED BY HOLT(TM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE OR THE INDEX CALCULATION AGENT HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND FIRST TRUST.

"Value Line(R)", "Value Line(R) Equity Allocation Index(TM)", "Value Line(R) Dividend Index(TM)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index(TM), the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index(TM) and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R)100 Index(TM), are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the "ISE-REVERE Natural Gas Index(TM)" are trademarks of International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. Each of the First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such Funds.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
             -----------------------------------

By (Signature and Title)*   /s/ Mark R. Bradley
                           ---------------------------------------
                           Mark R. Bradley, President and
                           Chief Executive Officer
                           (principal executive officer)

Date     May 8, 2012
        -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Mark R. Bradley
                           ---------------------------------------
                           Mark R. Bradley, President and
                           Chief Executive Officer
                           (principal executive officer)

Date     May 8, 2012
        -------------

By (Signature and Title)*   /s/ James M. Dykas
                           ---------------------------------------
                           James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                           (principal financial officer)

Date     May 8, 2012
        -------------

* Print the name and title of each signing officer under his or her signature.